FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387
                                   ---------

                        FRANKLIN MUTUAL SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             51 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2702
             --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (210) 912-2100
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


FRANKLIN MUTUAL SERIES FUND, INC.

QUARTERLY STATEMENTS OF INVESTMENTS

SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Mutual Shares Fund .........................................................   3

Mutual Qualified Fund ......................................................  13

Mutual Beacon Fund .........................................................  23

Mutual Discovery Fund ......................................................  33

Mutual European Fund .......................................................  43

Mutual Financial Services Fund .............................................  48

Notes to Statements of Investments .........................................  51

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1
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

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL SHARES FUND                                                         COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 71.5%
           AEROSPACE & DEFENSE .6%
           Northrop Grumman Corp ...............................................   United States         1,202,400   $   64,123,992
                                                                                                                     --------------
           AIRLINES .1%
    (a),(b)Ace Aviation Holdings Inc. ..........................................       Canada              682,874       13,399,240
                                                                                                                     --------------
           BEVERAGES 2.7%
           Brown-Forman Corp., A ...............................................   United States           125,460        5,870,274
           Brown-Forman Corp., B ...............................................   United States           606,036       27,756,449
           Coca-Cola Enterprises Inc. ..........................................   United States         1,956,900       36,985,410
           Diageo PLC ..........................................................   United Kingdom       16,147,856      201,899,406
           Heineken Holding NV, A ..............................................    Netherlands            954,491       25,688,938
                                                                                                                     --------------
                                                                                                                        298,200,477
                                                                                                                     --------------
           CAPITAL MARKETS 1.7%
           Bear Stearns Cos. Inc. ..............................................   United States           357,404       34,371,542
        (a)Conseco Inc. ........................................................   United States         3,742,800       66,097,848
    (a),(b)Leucadia National Corp. .............................................   United States         1,551,229       83,483,267
                                                                                                                     --------------
                                                                                                                        183,952,657
                                                                                                                     --------------
           CHEMICALS .5%
           Akzo Nobel NV .......................................................    Netherlands             11,048          390,641
           International Flavors & Fragrances Inc. .............................   United States         1,474,025       56,307,755
                                                                                                                     --------------
                                                                                                                         56,698,396
                                                                                                                     --------------
           COMMERCIAL BANKS 3.1%
           Allied Irish Banks PLC ..............................................   Irish Republic        7,670,230      128,020,007
           Bank of Ireland .....................................................   Irish Republic        5,404,128       73,878,708
           BNP Paribas SA ......................................................       France              536,357       34,687,599
    (a),(b)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .....................       Japan            21,748,280       10,874,140
           Danske Bank .........................................................      Denmark            2,253,600       59,318,147
(a),(b),(c)Elephant Capital Holdings Ltd. ......................................       Japan                25,721       34,208,563
           Kansai Urban Banking Corp. ..........................................       Japan             1,831,062        3,110,402
(a),(b),(c)Nippon Investment LLC ...............................................       Japan            18,938,000               --
                                                                                                                     --------------
                                                                                                                        344,097,566
                                                                                                                     --------------
           COMMERCIAL SERVICES & SUPPLIES .9%
        (a)Alderwoods Group Inc. ...............................................   United States         1,009,060        9,919,060
           Republic Services Inc. ..............................................   United States         3,107,550       92,480,688
                                                                                                                     --------------
                                                                                                                        102,399,748
                                                                                                                     --------------
           COMMUNICATIONS EQUIPMENT .1%
        (a)Advanced Fibre Communications Inc. ..................................   United States           451,100        7,172,490
                                                                                                                     --------------
           COMPUTERS & PERIPHERALS
    (a),(c)DecisionOne Corp. ...................................................   United States           457,492               --
                                                                                                                     --------------
           CONSTRUCTION MATERIALS .4%
           Martin Marietta Materials Inc. ......................................   United States           927,950       42,008,297
                                                                                                                     --------------
           CONSUMER FINANCE
        (d)Comdisco, Contingent Equity Distribution ............................   United States        95,431,240               --
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 3

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
                   MUTUAL SHARES FUND                                                COUNTRY          CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
                   DISTRIBUTORS .3%
                (a)United Stationers Inc. ......................................   United States           770,200   $   33,426,680
                                                                                                                     --------------

                   DIVERSIFIED FINANCIAL SERVICES 1.0%
                   Brascan Corp., A ............................................       Canada            3,716,100      112,335,904
                (d)Marconi Corp., Contingent Distribution ......................   United Kingdom       44,474,333               --
                (d)Marconi Corp., Contingent Distribution ......................   United States        33,265,106               --
                                                                                                                     --------------
                                                                                                                        112,335,904
                                                                                                                     --------------
                   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
    (a),(b),(c),(e)AboveNet Inc. ...............................................   United States           763,805       18,303,365
(a),(b),(c),(d),(e)AboveNet Inc., Contingent Distribution ......................   United States       106,869,000               --
    (a),(b),(c),(e)AboveNet Inc., wts., 9/08/08 ................................   United States            25,659           73,898
    (a),(b),(c),(e)AboveNet Inc., wts., 9/08/10 ................................   United States            30,186           66,409
                   BCE Inc. ....................................................       Canada              591,500       12,778,670
                (d)Global Crossing Holdings Ltd., Contingent Distribution ......   United States       105,649,309          132,062
                   Koninklijke KPN NV ..........................................    Netherlands          3,088,868       23,165,069
                (a)MCI Inc. ....................................................   United States         1,743,298       29,200,241
            (a),(d)Telewest Communications PLC, Contingent Distribution ........   United Kingdom      105,064,615               --
            (a),(d)Telewest Communications PLC, Contingent Distribution ........   United States        10,590,000               --
            (a),(d)Telewest Finance Ltd., Contingent Distribution ..............   United Kingdom       12,987,000               --
                (a)Telewest Global Inc. ........................................   United Kingdom        7,855,042       91,275,588
                                                                                                                     --------------
                                                                                                                        174,995,302
                                                                                                                     --------------
                   ELECTRIC UTILITIES .8%
                (a)Allegheny Energy Inc. .......................................   United States         3,100,100       49,477,596
                   E.ON AG .....................................................      Germany              528,527       38,946,863
                                                                                                                     --------------
                                                                                                                         88,424,459
                                                                                                                     --------------

                   FOOD & STAPLES RETAILING .3%
                (a)Kroger Co. ..................................................   United States         2,160,070       33,524,286
                                                                                                                     --------------

                   FOOD PRODUCTS 4.5%
                   Cadbury Schweppes PLC .......................................   United Kingdom       12,700,586       97,810,116
                   General Mills Inc. ..........................................   United States           784,900       35,242,010
                   Groupe Danone ...............................................       France            1,000,186       78,741,090
                   Nestle SA ...................................................    Switzerland            653,170      150,033,427
                   Orkla ASA ...................................................       Norway            4,911,690      136,220,192
                                                                                                                     --------------
                                                                                                                        498,046,835
                                                                                                                     --------------
                   HEALTH CARE EQUIPMENT & SUPPLIES .4%
                   Hillenbrand Industries Inc. .................................   United States           959,800       48,498,694
                                                                                                                     --------------
                   HEALTH CARE PROVIDERS & SERVICES .8%
                   HCA Inc. ....................................................   United States           313,250       11,950,488
        (a),(c),(e)Kindred Healthcare Inc. .....................................   United States         2,380,966       55,190,792
        (a),(c),(e)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..........   United States             1,156               --
        (a),(c),(e)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...........   United States               578            8,858
        (a),(c),(e)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..........   United States             5,748            3,736
        (a),(c),(e)Kindred Healthcare Inc., wts., Series A, 4/20/06 ............   United States           211,977        4,077,908
        (a),(c),(e)Kindred Healthcare Inc., wts., Series B, 4/20/06 ............   United States           529,943        9,162,714
                (a)Rotech Healthcare Inc. ......................................   United States           300,950        6,019,000
                                                                                                                     --------------
                                                                                                                         86,413,496
                                                                                                                     --------------


4 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL SHARES FUND                                                         COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           HOTELS RESTAURANTS & LEISURE .2%
        (a)Caesars Entertainment Inc. ..........................................   United States           631,012   $   10,537,900
    (a),(c)FHC Delaware Inc. ...................................................   United States           784,457        6,173,677
           Mandalay Resort Group ...............................................   United States            65,800        4,517,170
                                                                                                                     --------------
                                                                                                                         21,228,747
                                                                                                                     --------------
           HOUSEHOLD DURABLES
        (a)Bulova Corp. ........................................................   United States            37,900        1,122,788
                                                                                                                     --------------
           INSURANCE 12.1%
        (a)Alleghany Corp. .....................................................   United States           335,113       91,452,338
        (a)Berkshire Hathaway Inc., A ..........................................   United States             1,590      137,773,500
        (a)Berkshire Hathaway Inc., B ..........................................   United States           105,420      302,660,820
           Hartford Financial Services Group Inc. ..............................   United States           925,900       57,340,987
           Montpelier Re Holdings Ltd. .........................................      Bermuda              459,289       16,846,720
           Nationwide Financial Services Inc., A ...............................   United States         1,616,150       56,743,026
           Old Republic International Corp. ....................................   United States         4,881,042      122,172,481
    (a),(b)Olympus Re Holdings Ltd. ............................................      Bermuda              202,380       34,700,075
           Prudential Financial Inc. ...........................................   United States           948,700       44,626,848
           St. Paul Travelers Cos. Inc. ........................................   United States         1,890,629       62,504,195
    (b),(c)White Mountains Insurance Group Inc. ................................   United States           265,658      132,749,303
        (c)White Mountains Insurance Group Inc. ................................   United States           478,490      251,685,740
           Willis Group Holdings Ltd. ..........................................   United States           752,500       28,143,500
                                                                                                                     --------------
                                                                                                                      1,339,399,533
                                                                                                                     --------------
           INTERNET & CATALOG RETAIL .1%
        (a)Orbitz Inc. .........................................................   United States           296,200        8,056,640
                                                                                                                     --------------
           LEISURE EQUIPMENT & PRODUCTS .3%
           Mattel Inc. .........................................................   United States         1,576,300       28,578,319
                                                                                                                     --------------
           MACHINERY .5%
        (c)Federal Signal Corp. ................................................   United States         2,703,700       50,234,746
(a),(b),(c)Lancer Industries Inc., B ...........................................   United States                 3        2,440,923
                                                                                                                     --------------
                                                                                                                         52,675,669
                                                                                                                     --------------
           MEDIA 7.4%
           Clear Channel Communications Inc. ...................................   United States         1,233,400       38,445,078
        (a)Comcast Corp., A ....................................................   United States           393,900       10,997,688
        (a)Cox Communications Inc., A ..........................................   United States           154,800        5,128,524
           Dow Jones & Co. Inc. ................................................   United States           261,810       10,632,104
           E.W. Scripps Co., A .................................................   United States         2,020,950       96,560,991
        (a)EchoStar Communications Corp., A ....................................   United States         1,277,791       39,764,856
        (a)Fox Entertainment Group Inc., A .....................................   United States           399,085       11,070,618
        (b)Hollinger International Inc. ........................................   United States         1,929,706       30,028,162
        (a)Liberty Media Corp., A ..............................................   United States        14,398,624      125,556,001
           Meredith Corp. ......................................................   United States         1,036,335       53,246,892
        (a)NTL Inc. ............................................................   United Kingdom        2,022,748      125,551,969
           Omnicom Group Inc. ..................................................   United States           432,800       31,620,368
        (a)PTV Inc. ............................................................       France                    9               --


                                         Quarterly Statements of Investments | 5

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL SHARES FUND                                                         COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           MEDIA (CONT.)
        (a)TVMAX Holdings Inc. .................................................   United States           128,831   $      495,999
           Viacom Inc., B ......................................................   United States           755,200       25,344,512
           Washington Post Co., B ..............................................   United States           238,238      219,178,960
                                                                                                                     --------------
                                                                                                                        823,622,722
                                                                                                                     --------------
           METALS & MINING 7.1%
           Anglo American PLC ..................................................   United Kingdom        4,572,215      109,777,568
           Anglo American PLC, ADR .............................................   United Kingdom            2,300           55,775
           Barrick Gold Corp. ..................................................       Canada            1,581,000       33,264,240
           Compania de Minas Buenaventura SA, ADR ..............................        Peru               683,200       16,226,000
           Freeport McMoran Copper & Gold Inc., B ..............................   United States         3,790,300      153,507,150
        (a)Glamis Gold Ltd. ....................................................       Canada            1,680,300       31,172,173
           Gold Fields Ltd. ....................................................    South Africa         1,188,854       16,105,142
(a),(b),(c)International Steel Group ...........................................   United States         6,143,191      186,322,983
           Newmont Mining Corp. ................................................   United States         4,102,700      186,795,931
           Noranda Inc. ........................................................       Canada            2,037,700       35,540,810
           Placer Dome Inc. ....................................................       Canada              349,900        6,990,510
        (a)Randgold & Exploration Co. Ltd., ADR ................................    South Africa           321,060          680,647
        (a)Wheaton River Minerals Ltd. .........................................       Canada            3,289,916       10,354,752
        (a)Wheaton River Minerals Ltd., wts., 5/30/07 . ........................       Canada            1,819,489        3,519,684
                                                                                                                     --------------
                                                                                                                        790,313,365
                                                                                                                     --------------
           MULTI-UTILITIES & UNREGULATED POWER .6%
    (a),(j)NRG Energy Inc. .....................................................   United States         2,566,680       69,146,359
    (d),(j)NRG Energy Inc., Contingent Distribution ............................   United States       130,673,298               --
                                                                                                                     --------------
                                                                                                                         69,146,359
                                                                                                                     --------------
           MULTILINE RETAIL .5%
           Marks & Spencer Group PLC ...........................................   United Kingdom        9,667,200       60,084,978
                                                                                                                     --------------
           OIL & GAS 3.1%
        (a)Anchor Resources LLC ................................................   United States           123,013               --
           BP PLC ..............................................................   United Kingdom        5,707,068       54,551,487
           BP PLC, ADR .........................................................   United Kingdom           46,400        2,669,392
    (a),(c)Opti Canada .........................................................       Canada            9,695,676      146,048,158
           Suncor Energy Inc. ..................................................       Canada            2,072,700       66,386,871
           Total SA, B .........................................................       France              380,938       77,698,939
                                                                                                                     --------------
                                                                                                                        347,354,847
                                                                                                                     --------------
           PAPER & FOREST PRODUCTS .2%
           Abitibi-Consolidated Inc. ...........................................       Canada            2,645,387       16,673,268
                                                                                                                     --------------
           PERSONAL PRODUCTS .2%
           Beiersdorf AG .......................................................      Germany              287,339       27,266,918
                                                                                                                     --------------
           PHARMACEUTICALS 2.8%
           Fujisawa Pharmaceutical Co. Ltd. ....................................       Japan             1,529,900       34,535,146
           Merck & Co. Inc. ....................................................   United States           603,150       19,903,950
           Sanofi-Aventis ......................................................       France              689,026       50,045,542
           Takeda Pharmaceutical Co. Ltd. ......................................       Japan             1,305,900       59,313,258
           Valeant Pharmaceuticals International ...............................   United States         3,520,835       84,922,540


6 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES FUND                                                             COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       PHARMACEUTICALS (CONT.)
       Wyeth ...................................................................   United States         1,608,500   $   60,157,900
       Yamanouchi Pharmaceutical Co. Ltd. ......................................       Japan                92,200        2,981,623
                                                                                                                     --------------
                                                                                                                        311,859,959
                                                                                                                     --------------
       REAL ESTATE 2.3%
(a),(c)Alexander's Inc. ........................................................   United States           326,675       65,040,993
       American Financial Realty Trust .........................................   United States           266,200        3,756,082
    (a)Canary Wharf Group PLC ..................................................   United Kingdom       14,262,931       76,501,786
       Chelsea Property Group Inc. .............................................   United States           172,000       11,541,200
       Rouse Co. ...............................................................   United States           158,000       10,567,040
(a),(b)Security Capital European Realty ........................................     Luxembourg            147,977        1,086,151
       St. Joe Co. .............................................................   United States           853,035       40,749,482
       Ventas Inc. .............................................................   United States         1,778,665       46,102,997
                                                                                                                     --------------
                                                                                                                        255,345,731
                                                                                                                     --------------
       ROAD & RAIL 1.7%
       CSX Corp. ...............................................................   United States           983,100       32,638,920
(b),(c)Florida East Coast Industries Inc. ......................................   United States         4,423,071      157,782,000
                                                                                                                     --------------
                                                                                                                        190,420,920
                                                                                                                     --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .4%
(a),(i)Artisan Components Inc. .................................................   United States           173,800        5,059,318
       Samsung Electronics Co. Ltd. ............................................    South Korea             91,400       36,353,626
                                                                                                                     --------------
                                                                                                                         41,412,944
                                                                                                                     --------------
       SPECIALTY RETAIL .1%
    (a)Hollywood Entertainment Corp. ...........................................   United States           609,600        6,016,752
                                                                                                                     --------------
       THRIFTS & MORTGAGE FINANCE 1.8%
       Fieldstone Investment Corp. .............................................   United States         2,365,900       40,220,300
       Hudson City Bancorp Inc. ................................................   United States           886,055       31,667,606
       Sovereign Bancorp Inc. ..................................................   United States         5,828,890      127,186,380
                                                                                                                     --------------
                                                                                                                        199,074,286
                                                                                                                     --------------
       TOBACCO 9.9%
       Altadis SA ..............................................................       Spain             7,776,607      265,007,191
       Altria Group Inc. .......................................................   United States         2,557,677      120,313,126
       British American Tobacco PLC ............................................   United Kingdom       25,341,243      367,816,759
       British American Tobacco PLC, ADR .......................................   United Kingdom           70,550        2,059,354
       Imperial Tobacco Group PLC ..............................................   United Kingdom        6,933,289      151,264,450
       Reynolds American Inc. ..................................................   United States         2,778,000      189,015,120
                                                                                                                     --------------
                                                                                                                      1,095,476,000
                                                                                                                     --------------
       WIRELESS TELECOMMUNICATION SERVICES .4%
    (a)AT&T Wireless Services Inc. .............................................   United States         3,058,200       45,200,196
    (a)Vast Solutions Inc., B1 .................................................   United States            75,539               --
    (a)Vast Solutions Inc., B2 .................................................   United States            75,539               --
    (a)Vast Solutions Inc., B3 .................................................   United States            75,539               --
                                                                                                                     --------------
                                                                                                                         45,200,196
                                                                                                                     --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $5,691,859,709)                                                                                        7,918,049,460
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 7

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES FUND                                                             COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       PREFERRED STOCKS .3%
       ELECTRIC UTILITIES
    (a)Montana Power Co., 8.45%, pfd. ..........................................   United States           109,220    $      693,547
                                                                                                                      -------------
       FOOD PRODUCTS .1%
       Unilever NV, pfd. .......................................................    Netherlands          1,113,140        5,994,523
                                                                                                                      --------------
       MEDIA .2%
       News Corp. Ltd., ADR, pfd. ..............................................     Australia             732,561       22,951,136
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom          204,620        1,012,869
                                                                                                                      -------------
                                                                                                                         23,964,005
                                                                                                                      -------------
       TOTAL PREFERRED STOCKS (COST $30,124,824) ...............................                                         30,652,075
                                                                                                                      -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       CORPORATE BONDS & NOTES 3.9%
       Calpine Corp., senior note,
         7.625%, 4/15/06 .......................................................   United States    $   13,043,000       12,129,990
         10.50%, 5/15/06 .......................................................   United States         1,100,000        1,067,000
       Calpine Generating Co., 144A, 11.17%, 4/01/11 ...........................   United States        56,200,000       50,861,000
    (c)DecisionOne Corp., Term Loan ............................................   United States        13,775,874        3,443,969
       Eurotunnel PLC,
         FRN, 6.347%, 12/31/18, Tier 2 .........................................   United Kingdom       12,719,682 GBP   17,401,804
         FRN, 6.347%, 12/31/25, Tier 3 .........................................   United Kingdom       50,767,268 GBP   45,536,545
         Participating Loan Note, 4/30/40 ......................................   United Kingdom        1,482,000 GBP      349,110
       Eurotunnel SA, FRN.,
         3.453%, 12/31/18, Tier 2 (PIBOR) ......................................       France            1,393,972 EUR    1,308,934
         3.453%, 12/31/25, Tier 3 (PIBOR) ......................................       France           13,502,354 EUR    8,312,499
         3.449%, 12/31/18, Tier 2 (LIBOR) ......................................       France            3,151,383 EUR    2,959,137
         3.449%, 12/31/25, Tier 3 (LIBOR) ......................................       France           76,053,893 EUR   46,821,314
       Guadalupe Power Partners LP,
         Debt Service Reserve, 6.00%, 9/21/06 ..................................   United States           240,070          207,661
         Power Sale Agreement, 6.00%, 9/21/06 ..................................   United States           395,468          342,080
         Term Loan, 3.75%, 9/21/06 .............................................   United States         2,922,796        2,528,218
       HealthSouth Corp., 7.625%, 6/01/12 ......................................   United States        64,464,000       62,691,240
       MCI Inc.,
         5.908%, 5/01/07 .......................................................   United States        10,920,000       10,851,750
         6.688%, 5/01/09 .......................................................   United States        18,080,000       17,469,800
         7.735%, 5/01/14 .......................................................   United States         9,359,000        8,891,050
       Motor Coach Industries International Inc., FRN, 15.00%,
         10/01/08 ..............................................................   United States        55,265,079       55,265,079
       Odessa-Ector Power Partners LP,
         Debt Service Reserve, 3.625%, 2/10/07 .................................   United States           157,365          143,202
         Power Sale Agreement, 3.625%, 2/10/07 .................................   United States           338,890          308,390
         Term Loan, 3.50%, 2/10/07 .............................................   United States         2,787,360        2,536,498
       Reliant Energy Channelview LP Inc.,
         Revolver, 2.938%, 8/15/07 .............................................   United States           669,900          569,415
         Term Loan A, 2.938%, 11/26/17 .........................................   United States         7,133,052        6,063,094
       Seton House Finance Ltd., zero cpn., 2/07/12 ............................   United Kingdom       90,451,691 EUR   28,686,252


8 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES FUND                                                            COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONT.)
       Trump Atlantic,
         11.25%, 5/01/06 .......................................................   United States    $   40,599,000    $  35,219,632
         Series B, 11.25%, 5/01/06 .............................................   United States        11,898,000       10,321,515
         Series B, 144A, 11.25%, 5/01/06 .......................................   United States           735,000          637,613
       TVMax Holdings Inc., PIK,
         11.50%, 2/01/05 .......................................................   United States           184,746          184,746
         14.00%, 2/01/05 .......................................................   United States           670,471          670,471
                                                                                                                      -------------
       TOTAL CORPORATE BONDS & NOTES (COST $450,239,545) .......................                                        433,779,008
                                                                                                                      -------------
       BONDS & NOTES IN REORGANIZATION 2.4%
    (a)Adelphia Communications Corp.,
         9.25%, 10/01/02 .......................................................   United States        11,465,000       10,146,525
         8.125%, 7/15/03 .......................................................   United States         1,442,000        1,268,960
         7.50%, 1/15/04 ........................................................   United States         3,750,000        3,262,500
         10.50%, 7/15/04 .......................................................   United States         6,320,000        5,814,400
         9.875%, 3/01/05 .......................................................   United States         2,564,000        2,307,600
         10.25%, 11/01/06 ......................................................   United States         9,950,000        9,004,750
         9.875%, 3/01/07 .......................................................   United States           366,000          331,230
         8.375%, 2/01/08 .......................................................   United States         9,037,000        8,042,930
         7.75%, 1/15/09 ........................................................   United States        10,030,000        8,876,550
         7.875%, 5/01/09 .......................................................   United States         7,952,000        6,918,240
         9.375%, 11/15/09 ......................................................   United States        10,353,000        9,576,525
         10.875%, 10/01/10 .....................................................   United States         9,236,000        8,543,300
         10.25%, 6/15/11 .......................................................   United States         8,060,000        7,636,850
    (a)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11 .........................   United States           775,000            3,875
    (a)Air Canada Inc.,
         6.75%, 2/02/04 ........................................................       Canada            2,268,000 CAD      409,810
         9.00%, 6/01/06 ........................................................       Canada            3,980,000 CAD      735,578
         10.00%, 6/01/06 .......................................................       Canada            3,795,000 EUR    1,144,206
         7.25%, 10/01/07 .......................................................       Canada            7,072,000 CAD    1,312,487
    (j)  10.25%, 3/15/11 .......................................................       Canada           20,193,000        5,314,353
         Bank Claim ............................................................       Canada           23,729,900 CAD    4,223,390
         Bank Claim ............................................................       Canada          454,102,381 JPY    1,014,226
         Term Loan .............................................................       Canada           16,462,900        4,490,486
         zero cpn., 7/31/05 ....................................................       Canada            5,818,255        1,539,795
    (a)Armstrong Holdings Inc.,
         6.35%, 08/15/03 .......................................................   United States         3,920,000        2,528,400
         6.50%, 8/15/05 ........................................................   United States         3,667,000        2,383,550
         9.75%, 4/15/08 ........................................................   United States         4,047,000        2,630,550
         7.45%, 5/15/29 ........................................................   United States           915,000          583,312
    (a)Century Communications Corp.,
         9.50%, 3/01/05 ........................................................   United States         1,903,000        2,045,725
         8.875%, 1/15/07 .......................................................   United States         2,405,000        2,564,331
         8.75%, 10/01/07 .......................................................   United States         3,666,000        3,830,970
         8.375%, 12/15/07 ......................................................   United States           875,000          928,594
         Series B, zero cpn., 1/15/08 ..........................................   United States         6,600,000        4,092,000
         zero cpn., 3/15/03 ....................................................   United States        10,740,000       10,095,600


                                         Quarterly Statements of Investments | 9

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES FUND                                                            COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)
    (a)Harnischfeger Industries Inc.,
         8.90%, 3/01/22 ........................................................   United States    $    6,565,000    $      48,581
         8.70%, 6/15/22 ........................................................   United States         6,004,000           45,030
         7.25%, 12/15/25 .......................................................   United States         8,965,000           66,341
         6.875%, 2/15/27 .......................................................   United States         7,663,000           55,940
         Stipulated Bank Claim .................................................   United States         9,933,950           71,524
    (a)Mirant Americas Generation Inc.,
         7.625%, 5/01/06 .......................................................   United States         1,816,000        1,616,240
         8.30%, 5/01/11 ........................................................   United States         8,079,000        7,149,915
         9.125%, 5/01/31 .......................................................   United States         6,333,000        5,573,040
    (a)Mirant Corp.,
         Tranche C Revolver ....................................................   United States        12,866,601        7,784,294
         4 Year Revolver, 7/17/05 ..............................................   United States         8,208,209        5,540,541
         364 Day Revolver ......................................................   United States        22,103,300       13,372,496
    (a)Northwestern Corp.,
         8.75%, 3/15/12 ........................................................   United States        14,155,000       12,562,563
         6.95%, 11/15/28  . ....................................................   United States         7,435,000        6,524,213
    (a)Owens Corning, Revolver .................................................   United States        56,133,507       44,485,804
    (a)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .................   United States           385,000            1,925
    (a)Safety Kleen Corp., 9.25%, 5/15/09 ......................................   United States         1,085,000           56,963
    (a)Safety Kleen Services, 9.25%, 6/01/08 ...................................   United States            85,000              425
    (a)Teco Panda,
         Bank Claim ............................................................   United States         3,669,320        2,311,672
         Bank Claim #2 .........................................................   United States        28,209,808       19,323,719
         Debt Service Reserve L/C Loan .........................................   United States           908,743          622,489
         Project L/C Loan Facility .............................................   United States         3,906,401        2,675,885
                                                                                                                     --------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $253,518,121) ...............                                        263,491,198
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                        SHARES/
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       COMPANIES IN LIQUIDATION .1%
    (a)Apco Oil Corp. ..........................................................   United States             9,200               --
    (a)Brunos Inc., Liquidating Unit ...........................................   United States            98,873          217,520
(a),(c)City Investing Company Liquidating Trust ................................   United States         4,373,476        8,572,013
       Guangdong International Trust   & Investment Corp.,
         144A, 8.75%, 10/24/16 .................................................       China             5,800,000          391,500
         Revolver - Admitted Claim .............................................     Hong Kong           1,197,441           80,827
         Structured Note - Admitted Claim ......................................     Hong Kong           1,894,157          127,855
         Syndicated Loan - Admitted Claim ......................................     Hong Kong           3,275,003          221,063
(a),(c)MBOP Liquidating Trust ..................................................   United States           574,712            1,437
    (a)Peregrine Investments Holdings Ltd.,
         6.70%, 1/15/98 ........................................................     Hong Kong          95,000,000 JPY       23,732
         6.70%, 6/30/00 ........................................................     Hong Kong         250,000,000 JPY       62,452
         zero cpn., 1/22/98 ....................................................     Hong Kong             500,000           13,750
    (a)PIV Investment Finance (Cayman) Ltd. ....................................     Hong Kong          22,710,000        1,249,050
    (a)United Companies Financial Corp.,
         Bank Claim ............................................................   United States           179,680               --
         Revolver ..............................................................   United States        45,581,514               --
                                                                                                                      -------------
       TOTAL COMPANIES IN LIQUIDATION (COST $1,423,696) ........................                                         10,961,199
                                                                                                                      -------------


10 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES FUND                                                            COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       GOVERNMENT AGENCIES 16.1%
    (k)Federal Home Loan Bank, 1.058%-2.302%,
         10/01/04 - 9/22/05 ....................................................    United States   $1,677,818,000  $ 1,664,849,365
       Federal Home Loan Mortgage Corp., 2.375%, 5/19/06 .......................    United States       40,000,000       39,878,845
       Federal National Mortgage Association, 2.15%, 12/29/06 ..................    United States       65,000,000       64,334,245
       U.S. Treasury Bill, 1.895%, 2/24/05 .....................................    United States       20,000,000       19,846,860
                                                                                                                    ---------------
       TOTAL GOVERNMENT AGENCIES (COST $1,792,816,110) .........................                                      1,788,909,315
                                                                                                                    ---------------

                                                                                                    --------------
                                                                                                         UNITS
                                                                                                    --------------
       OTHER INVESTMENTS (COST $32,720,683) .4%
       COMMERCIAL SERVICES & SUPPLIES .4%
    (g)Inpower 2 Limited, Jersey ...............................................   Jersey Islands       13,682,994       42,522,308
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
         (COST $8,252,702,688) .................................................                                     10,488,364,563
                                                                                                                    ---------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(f)
                                                                                                 -------------------
       REPURCHASE AGREEMENTS 4.7%
(h),(l)Barclays Capital Inc., 1.50%, 10/01/04 (Maturity Value $1,952,205)
       Collateralized by U.S. Government Agency Securities .....................                    $    1,952,103        1,952,103
(h),(l)Bear Stearns & Co. Inc., 1.90%, 10/01/04 (Maturity Value $2,000,210)
       Collateralized by U.S. Government Agency Securities .....................                         2,000,106        2,000,106
(h),(l)Deutsche Bank Securities Inc., 1.90%, 10/01/04 (Maturity Value $2,000,210)
       Collateralized by U.S. Government Agency Securities .....................                         2,000,106        2,000,106
(h),(l)JP Morgan Securities, 1.875%, 10/01/04 (Maturity Value $2,000,207)
       Collateralized by U.S. Government Agency Securities .....................                         2,000,104        2,000,104
    (h)Merrill Lynch & Co. Inc., 1.65%, 10/01/04 (Maturity Value $16,900,764)
       Collateralized by U.S. Government Agency Securities .....................                        16,900,000       16,900,000
    (h)Merrill Lynch & Co. Inc., 1.80%, 10/01/04 (Maturity Value $488,802,411)
       Collateralized by U.S. Government Agency Securities .....................                       488,800,000      488,800,000
(h),(l)Merrill Lynch & Co. Inc., 1.89%, 10/01/04 (Maturity Value $1,809,189)
       Collateralized by U.S. Government Agency Securities .....................                         1,809,095        1,809,095
(h),(l)Morgan Stanley & Co. Inc., 1.91%, 10/01/04 (Maturity Value $2,000,211)
       Collateralized by U.S. Government Agency Securities .....................                         2,000,106        2,000,106
                                                                                                                    ---------------
       TOTAL REPURCHASE AGREEMENTS (COST $517,461,620) .........................                                        517,461,620
                                                                                                                    ---------------
       TOTAL INVESTMENTS (COST $8,770,164,308) 99.3% ...........................                                     11,005,825,183
       OPTIONS WRITTEN .........................................................                                             (1,950)
       SECURITIES SOLD SHORT (.7)% .............................................                                        (77,769,053)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.2)% .................                                        (26,182,487)
       OTHER ASSETS, LESS LIABILITIES 1.5% ....................................                                         166,293,647
                                                                                                                    ---------------
       NET ASSETS 100.0% .......................................................                                    $11,068,166,340
                                                                                                                    ===============


                                        Quarterly Statements of Investments | 11

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES FUND                                                             COUNTRY          CONTRACTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $3,871)
       ISSUER
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       Artisan Components Inc., Oct. 30 Calls, 10/16/04 ........................   United States                78   $        1,950
                                                                                                                     --------------
       SECURITIES SOLD SHORT .7%

                                                                                                    --------------
                                                                                                        SHARES
                                                                                                    --------------
       ISSUER
       COMMUNICATIONS EQUIPMENT
       Tellabs Inc. ............................................................   United States           555,255   $    5,102,793
                                                                                                                     --------------
       DIVERSIFIED FINANCIAL SERVICES
       Nasdaq 100 ..............................................................   United States           143,200        5,033,480
                                                                                                                     --------------
       FOOD PRODUCTS .5%
       Kraft Foods Inc., A .....................................................   United States         1,676,481       53,177,977
                                                                                                                     --------------
       HOTELS RESTAURANTS & LEISURE .1%
       Harrah's Entertainment Inc. .............................................   United States           136,200        7,215,876
                                                                                                                     --------------
       ISSUER
       REAL ESTATE .1%
       Simon Property Group Inc. ...............................................   United States            85,820        4,602,527
       Simon Property Group Inc., pfd. .........................................   United States            50,700        2,636,400
                                                                                                                     --------------
                                                                                                                          7,238,927
                                                                                                                     --------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $80,135,541) ......................                                     $   77,769,053
                                                                                                                     ==============

CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar | EUR - Euro
                        | GBP - British Pound | JPY - Japanese Yen

(a)  Non-income producing.

(b)  See Note 2 regarding restricted securities.

(c)  See Note 3 regarding Holdings of 5% Voting Securities.

(d) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g) Units consist of Noteco Ltd., Floating Rate Note (FRN), 9.02% 1/20/20, Series A2 (Principal Amount 13,682,996 GBP), Noteco Ltd. FRN, 9.02%, 1/20/20, Series A3 (Principal Amount 2,580,738 GBP), and 2,580,738 shares of Drax Group Ltd., common.

(h) At September 30, 2004, all repurchase agreements had been entered into on that date.

(i)  Security held in connection with open option contracts.

(j)  Security on loan.

(k)  Security segregated with broker for securities sold short

(l)  Investment from cash collateral received for loaned securities.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL QUALIFIED FUND                                                      COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 81.4%
           AEROSPACE & DEFENSE .7%
           Northrop Grumman Corp. ..............................................   United States           533,900   $   28,472,887
                                                                                                                     --------------
           AIRLINES .1%
    (a),(b)Ace Aviation Holdings Inc. ..........................................       Canada              264,698        5,193,860
                                                                                                                     --------------
           BEVERAGES 2.1%
           Brown-Forman Corp., A ...............................................   United States            79,200        3,705,768
           Brown-Forman Corp., B ...............................................   United States           273,190       12,512,102
        (a)C&C Group PLC .......................................................   Irish Republic        7,340,000        2,456,812
           Coca-Cola Enterprises Inc. ..........................................   United States           726,700       13,734,630
           Diageo PLC ..........................................................   United Kingdom        2,580,700       32,266,934
                                                                                                                     --------------
                                                                                                                         84,676,246
                                                                                                                     --------------
           CAPITAL MARKETS 2.2%
    (a),(b)A.B. Watley Group Inc. ..............................................   United States           128,325           20,532
    (a),(c)KKR Financial Corp., 144A ...........................................   United States         5,163,200       52,922,800
    (a),(b)Leucadia National Corp. .............................................   United States           691,640       37,222,336
                                                                                                                     --------------
                                                                                                                         90,165,668
                                                                                                                     --------------
           CHEMICALS .4%
           Akzo Nobel NV .......................................................    Netherlands            463,547       16,390,325
                                                                                                                     --------------
           COMMERCIAL BANKS 5.8%
           Allied Irish Banks PLC ..............................................   Irish Republic        4,041,494       67,454,573
           Bank of Ireland .....................................................   Irish Republic        2,248,075       30,732,965
           BNP Paribas SA ......................................................       France              479,009       30,978,755
(a),(b),(c)Centennial Bank Holdings Inc. .......................................   United States         1,735,639       18,224,209
    (a),(b)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .....................       Japan             9,375,044        4,687,522
           Danske Bank .........................................................      Denmark            1,249,080       32,877,668
(a),(b),(c)Elephant Capital Holdings Ltd. ......................................       Japan                11,087       14,745,195
           Kansai Urban Banking Corp. ..........................................       Japan               881,013        1,496,566
(a),(b),(c)Nippon Investment LLC ...............................................       Japan             9,112,000               --
(a),(b),(c)State National Bancshares Inc. ......................................   United States         1,375,000       38,500,000
                                                                                                                     --------------
                                                                                                                        239,697,453
                                                                                                                     --------------
           COMMERCIAL SERVICES & SUPPLIES 1.3%
        (a)Alderwoods Group Inc. ...............................................   United States           482,084        4,738,886
           Republic Services Inc. ..............................................   United States         1,589,000       47,288,640
                                                                                                                     --------------
                                                                                                                         52,027,526
                                                                                                                     --------------
           COMMUNICATIONS EQUIPMENT .1%
        (a)Advanced Fibre Communications Inc. ..................................   United States           170,100        2,704,590
                                                                                                                     --------------
           COMPUTERS & PERIPHERALS
        (a)DecisionOne Corp. ...................................................   United States           245,461               --
                                                                                                                     --------------
           CONSTRUCTION MATERIALS 1.2%
           Lafarge North America Inc. ..........................................   United States           477,545       22,392,085
           RMC Group PLC .......................................................   United Kingdom        1,762,111       27,124,874
                                                                                                                     --------------
                                                                                                                         49,516,959
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 13

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
               MUTUAL QUALIFIED FUND                                                  COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
               CONSUMER FINANCE .5%
            (e)Comdisco, Contingent Equity Distribution ........................   United States        44,591,246   $           --
               MCG Capital Corp. ...............................................   United States         1,244,149       21,598,427
        (a),(c)Union Acceptance Corp., A .......................................   United States         3,595,994          368,589
                                                                                                                     --------------
                                                                                                                         21,967,016
                                                                                                                     --------------
               DIVERSIFIED FINANCIAL SERVICES .5%
               Deutsche Bourse AG ..............................................      Germany              379,953       19,242,194
            (e)Marconi Corp., Contingent Distribution ..........................   United Kingdom       19,579,600               --
            (e)Marconi Corp., Contingent Distribution ..........................   United States        14,713,900               --
                                                                                                                     --------------
                                                                                                                         19,242,194
                                                                                                                     --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
    (a),(b),(d)AboveNet Inc. ...................................................   United States           365,293        8,753,662
(a),(b),(d),(e)AboveNet Inc., Contingent Distribution ..........................   United States        50,430,000               --
    (a),(b),(d)AboveNet Inc., wts., 9/08/08 ....................................   United States            11,991           34,534
    (a),(b),(d)AboveNet Inc., wts., 9/08/10 ....................................   United States            14,107           31,035
               BCE Inc. ........................................................       Canada              491,400       10,616,126
            (a)Belgacom SA .....................................................      Belgium              396,300       14,214,653
               Chunghwa Telecom Co. Ltd., ADR ..................................       Taiwan              974,078       17,153,514
            (e)Global Crossing Holdings Ltd., Contingent Distribution ..........   United States        49,411,586           61,764
            (a)MCI Inc. ........................................................   United States           749,846       12,559,921
        (a),(e)Telewest Communications PLC, Contingent Distribution ............   United Kingdom       48,919,146               --
        (a),(e)Telewest Communications PLC, Contingent Distribution ............   United States         4,640,000               --
        (a),(e)Telewest Finance Ltd., Contingent Distribution ..................   United Kingdom        5,795,000               --
            (a)Telewest Global Inc. ............................................   United Kingdom        3,467,394       40,291,118
                                                                                                                     --------------
                                                                                                                        103,716,327
                                                                                                                     --------------
               ELECTRIC UTILITIES 1.0%
            (a)Aquila Inc. .....................................................   United States         4,297,200       13,407,264
               E.ON AG .........................................................      Germany              355,810       26,219,442
                                                                                                                     --------------
                                                                                                                         39,626,706
                                                                                                                     --------------
               FOOD & STAPLES RETAILING .5%
               Groupe Bourbon ..................................................       France              216,702        9,971,984
            (a)Kroger Co. ......................................................   United States           828,700       12,861,424
                                                                                                                     --------------
                                                                                                                         22,833,408
                                                                                                                     --------------
               FOOD PRODUCTS 4.1%
               Cadbury Schweppes PLC ...........................................   United Kingdom        2,728,621       21,013,734
               Groupe Danone ...................................................       France              660,860       52,027,160
               Nestle SA .......................................................    Switzerland            160,750       36,924,344
               Orkla ASA .......................................................       Norway            2,060,600       57,148,474
                                                                                                                     --------------
                                                                                                                        167,113,712
                                                                                                                     --------------
               HEALTH CARE PROVIDERS & SERVICES 2.3%
            (c)Generale de Sante ...............................................       France            1,984,113       31,092,375
               HCA Inc. ........................................................   United States           137,500        5,245,625
        (a),(d)Kindred Healthcare Inc. .........................................   United States         1,208,060       28,002,831
        (a),(d)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..............   United States               588               --
        (a),(d)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...............   United States               294            4,505
        (a),(d)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..............   United States             2,916            1,895
        (a),(d)Kindred Healthcare Inc., wts., Series A, 4/20/06 ................   United States           104,567        2,011,608


14 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL QUALIFIED FUND                                                      COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           HEALTH CARE PROVIDERS & SERVICES (CONT.)
    (a),(d)Kindred Healthcare Inc., wts., Series B, 4/20/06 ....................   United States           261,416   $    4,519,883
        (a)Rotech Healthcare Inc. ..............................................   United States           134,485        2,689,700
        (a)Triad Hospitals Inc. ................................................   United States           570,800       19,658,352
                                                                                                                     --------------
                                                                                                                         93,226,774
                                                                                                                     --------------
           HOTELS RESTAURANTS & LEISURE .2%
        (a)Caesars Entertainment Inc. ..........................................   United States           268,200        4,478,940
    (a),(c)FHC Delaware Inc. ...................................................   United States           452,571        3,561,734
           Mandalay Resort Group ...............................................   United States            24,500        1,681,925
                                                                                                                     --------------
                                                                                                                          9,722,599
                                                                                                                     --------------
           INSURANCE 11.9%
        (a)Alleghany Corp. .....................................................   United States           138,214       37,718,601
        (a)Berkshire Hathaway Inc., A ..........................................   United States               468       40,552,200
        (a)Berkshire Hathaway Inc., B ..........................................   United States             2,750        7,895,250
           Hartford Financial Services Group Inc. ..............................   United States           400,300       24,790,579
(a),(b),(c)Imagine Group Holdings Ltd. .........................................      Bermuda            2,814,856       28,828,432
           Montpelier Re Holdings Ltd. .........................................      Bermuda              220,816        8,099,531
    (a),(b)Occum Acquisition Corp. .............................................   United States           394,800       39,480,000
           Old Republic International Corp. ....................................   United States         1,708,400       42,761,252
    (a),(b)Olympus Re Holdings Ltd. ............................................      Bermuda               97,300       16,683,058
           Prudential Financial Inc. ...........................................   United States           461,000       21,685,440
           St. Paul Travelers Cos. Inc. ........................................   United States           806,119       26,650,294
        (b)White Mountains Insurance Group Inc. ................................   United States           126,940       63,431,918
           White Mountains Insurance Group Inc. ................................   United States           226,990      119,396,740
           Willis Group Holdings Ltd. ..........................................   United States           321,600       12,027,840
                                                                                                                     --------------
                                                                                                                        490,001,135
                                                                                                                     --------------
           INTERNET & CATALOG RETAIL .1%
        (a)Orbitz Inc. .........................................................   United States           109,600        2,981,120
                                                                                                                     --------------
           MACHINERY 1.7%
           Kone Corp., B .......................................................      Finland              719,300       43,472,898
(a),(b),(c)Lancer Industries Inc., B ...........................................   United States                 4        2,871,815
           NACCO Industries Inc., A ............................................   United States           291,800       25,138,570
                                                                                                                     --------------
                                                                                                                         71,483,283
                                                                                                                     --------------
           MEDIA 8.2%
           Clear Channel Communications Inc. ...................................   United States           463,800       14,456,646
        (a)Comcast Corp., A ....................................................   United States           146,500        4,090,280
        (a)Cox Communications Inc., A ..........................................   United States            57,900        1,918,227
           E.W. Scripps Co., A .................................................   United States         1,001,800       47,866,004
        (a)EchoStar Communications Corp., A ....................................   United States           529,300       16,471,816
        (a)Fox Entertainment Group Inc., A .....................................   United States           181,400        5,032,036
        (b)Hollinger International Inc. ........................................   United States           767,234       11,938,928
        (a)Liberty Media Corp., A ..............................................   United States         6,148,259       53,612,819
           Meredith Corp. ......................................................   United States           505,715       25,983,637
        (a)NTL Inc. ............................................................   United Kingdom        1,028,428       63,834,526
           NV Holdingsmig de Telegraaf .........................................    Netherlands            391,651        8,865,180


                                        Quarterly Statements of Investments | 15

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL QUALIFIED FUND                                                          COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       MEDIA (CONT.)
       Omnicom Group Inc. ......................................................   United States           177,700   $   12,982,762
    (a)PTV Inc. ................................................................       France                    5               --
    (a)TVMAX Holdings Inc. .....................................................   United States            64,341          247,713
       Viacom Inc., B ..........................................................   United States           265,500        8,910,180
       Washington Post Co., B ..................................................   United States            66,050       60,766,000
                                                                                                                     --------------
                                                                                                                        336,976,754
                                                                                                                     --------------
       METALS & MINING 9.6%
       Anglo American PLC ......................................................   United Kingdom        1,073,624       25,777,404
    (a)Apex Silver Mines Ltd. ..................................................   United States           776,300       16,845,710
       Barrick Gold Corp. ......................................................       Canada            1,246,000       26,215,840
       Consol Energy Inc. ......................................................   United States           789,200       27,535,188
    (a)Eldorado Gold Corp. .....................................................       Canada            3,158,200       10,240,645
    (a)Eldorado Gold Corp., wts., 8/25/05 ......................................       Canada              800,000               --
       Freeport McMoran Copper & Gold Inc., B ..................................   United States         1,695,600       68,671,800
    (a)Glamis Gold Ltd. ........................................................       Canada              867,200       16,087,906
       Gold Fields Ltd. ........................................................    South Africa           271,000        3,671,177
       Gold Fields Ltd., ADR ...................................................    South Africa             1,100           15,015
(a),(b)International Steel Group ...............................................   United States         2,855,428       86,605,131
       Newmont Mining Corp. ....................................................   United States         1,845,100       84,007,403
       Noranda Inc. ............................................................       Canada              947,100       16,518,968
       Placer Dome Inc. ........................................................       Canada              147,700        2,950,838
    (a)Randgold & Exploration Co. Ltd., ADR ....................................    South Africa           133,800          283,656
    (a)Wheaton River Minerals Ltd. .............................................       Canada            2,219,925        6,987,040
    (a)Wheaton River Minerals Ltd., wts., 5/30/07 ..............................       Canada              777,331        1,503,697
                                                                                                                     --------------
                                                                                                                        393,917,418
                                                                                                                     --------------
       MULTI-UTILITIES & UNREGULATED POWER .7%
(a),(k)NRG Energy Inc. .........................................................   United States         1,104,913       29,766,356
    (e)NRG Energy Inc., Contingent Distribution ................................   United States        56,773,767               --
                                                                                                                     --------------
                                                                                                                         29,766,356
                                                                                                                     --------------
       MULTILINE RETAIL .7%
       Jelmoli Holding AG ......................................................    Switzerland              4,581        5,739,587
       Marks & Spencer Group PLC ...............................................   United Kingdom        3,718,900       23,114,245
                                                                                                                     --------------
                                                                                                                         28,853,832
                                                                                                                     --------------

       OIL & GAS 2.2%
    (a)Anchor Resources LLC ....................................................   United States            58,923               --
       BP PLC ..................................................................   United Kingdom        1,221,600       11,676,766
       BP PLC, ADR .............................................................   United Kingdom          193,700       11,143,561
       Eni SpA .................................................................       Italy             1,452,100       32,579,919
       Total SA, B .............................................................       France              166,368       33,933,651
                                                                                                                     --------------
                                                                                                                         89,333,897
                                                                                                                     --------------
       PAPER & FOREST PRODUCTS .2%
       Abitibi-Consolidated Inc. ...............................................       Canada            1,139,500        7,182,007
                                                                                                                     --------------
       PERSONAL PRODUCTS .4%
       Beiersdorf AG ...........................................................      Germany              155,062       14,714,546
                                                                                                                     --------------


16 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL QUALIFIED FUND                                                          COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       PHARMACEUTICALS 3.1%
       Fujisawa Pharmaceutical Co. Ltd. ........................................       Japan               878,600   $   19,833,047
       Merck & Co. Inc. ........................................................   United States           248,600        8,203,800
       Sanofi-Aventis ..........................................................       France              321,748       23,369,297
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               634,000       28,795,930
       Valeant Pharmaceuticals International ...................................   United States         1,025,100       24,725,412
       Wyeth ...................................................................   United States           614,300       22,974,820
       Yamanouchi Pharmaceutical Co. Ltd. ......................................       Japan                37,000        1,196,530
                                                                                                                     --------------
                                                                                                                        129,098,836
                                                                                                                     --------------
       REAL ESTATE 4.8%
    (a)Alexander's Inc. ........................................................   United States           108,590       21,620,269
       American Financial Realty Trust .........................................   United States           114,000        1,608,540
    (a)Canary Wharf Group PLC ..................................................   United Kingdom        8,298,072       44,508,196
       Chelsea Property Group Inc. .............................................   United States            64,900        4,354,790
       Friedman Billings Ramsey Group Inc., A ..................................   United States         1,401,500       26,768,650
    (a)Medical Properties Trust ................................................   United States           823,500        8,235,000
       Rouse Co. ...............................................................   United States            57,600        3,852,288
(a),(c)Saxon Capital Inc. ......................................................   United States         2,663,585       57,267,077
(a),(b)Security Capital European Realty ........................................     Luxembourg             91,684          672,961
       Ventas Inc. .............................................................   United States         1,110,125       28,774,440
                                                                                                                     --------------
                                                                                                                        197,662,211
                                                                                                                     --------------
       ROAD & RAIL 1.4%
       CSX Corp. ...............................................................   United States            78,100        2,592,920
    (b)Florida East Coast Industries Inc. ......................................   United States         1,497,000       53,401,732
                                                                                                                     --------------
                                                                                                                         55,994,652
                                                                                                                     --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .3%
(a),(j)Artisan Components Inc. .................................................   United States            64,700        1,883,417
       Samsung Electronics Co. Ltd. ............................................    South Korea             29,500       11,733,391
                                                                                                                     --------------
                                                                                                                         13,616,808
                                                                                                                     --------------
       SPECIALTY RETAIL .1%
    (a)Hollywood Entertainment Corp. ...........................................   United States           241,600        2,384,592
                                                                                                                     --------------

       THRIFTS & MORTGAGE FINANCE 3.8%
       Astoria Financial Corp. .................................................   United States           306,700       10,884,783
       Brookline Bancorp Inc. ..................................................   United States           991,000       15,528,970
    (a)Franklin Bank Corp., A, 144A ............................................   United States           724,979       12,360,892
    (a)Franklin Bank Corp., Houston ............................................   United States           164,900        2,811,545
       Hudson City Bancorp Inc. ................................................   United States           382,500       13,670,550
(a),(c)ITLA Capital Corp. ......................................................   United States           446,796       20,641,975
       Sovereign Bancorp Inc. ..................................................   United States         3,735,520       81,509,047
                                                                                                                     --------------
                                                                                                                        157,407,762
                                                                                                                     --------------
       TOBACCO 6.3%
       Altadis SA ..............................................................       Spain             2,499,700       85,183,484
       Altria Group Inc. .......................................................   United States           825,107       38,813,033
       British American Tobacco PLC ............................................   United Kingdom        3,939,454       57,179,405
       Imperial Tobacco Group PLC ..............................................   United Kingdom          472,000       10,297,684


                                        Quarterly Statements of Investments | 17

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL QUALIFIED FUND                                                          COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       TOBACCO (CONT.)
       KT & G Corp. ............................................................    South Korea             49,000   $    1,295,745
       KT & G Corp., GDR, 144A .................................................    South Korea          1,433,500       18,864,860
       Reynolds American Inc. ..................................................   United States           686,300       46,695,852
                                                                                                                     --------------
                                                                                                                        258,330,063
                                                                                                                     --------------
       WIRELESS TELECOMMUNICATION SERVICES .4%
    (a)AT&T Wireless Services Inc. .............................................   United States         1,249,300       18,464,654
    (a)Vast Solutions Inc., B1 .................................................   United States            37,029               --
    (a)Vast Solutions Inc., B2 .................................................   United States            37,029               --
    (a)Vast Solutions Inc., B3 .................................................   United States            37,029               --
                                                                                                                     --------------
                                                                                                                         18,464,654
                                                                                                                     --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $2,341,402,392) .................................................                                     3 ,344,464,176
                                                                                                                     --------------
       PREFERRED STOCKS .3%
       ELECTRIC UTILITIES
    (a)Montana Power Co., 8.45%, pfd. ..........................................   United States            46,450          294,958
                                                                                                                     --------------
       FOOD PRODUCTS .1%
       Unilever NV, pfd. .......................................................    Netherlands            484,300        2,608,070
                                                                                                                     --------------
       MEDIA .2%
       News Corp. Ltd., ADR, pfd. ..............................................     Australia             285,000        8,929,050
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom           95,293          471,700
                                                                                                                     --------------
                                                                                                                          9,400,750
                                                                                                                     --------------
       TOTAL PREFERRED STOCKS (COST $12,477,624) ...............................                                         12,303,778
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       CORPORATE BONDS & NOTES 4.7%
       Calpine Corp. senior note,
         7.625%, 4/15/06 .......................................................   United States    $   4,842,000         4,503,060
         10.50%, 5/15/06 .......................................................   United States          417,000           404,490
       Calpine Generating Co., 144A, 11.17%, 4/01/11 ...........................   United States       22,076,000        19,978,780
       DecisionOne Corp., Term Loan ............................................   United States        7,391,211         1,847,803
       Eurotunnel PLC, .........................................................
         FRN, 6.347%, 12/31/18, Tier 2 .........................................   United Kingdom      10,005,715 GBP    13,688,825
         FRN, 6.347%, 12/31/25, Tier 3 .........................................   United Kingdom      23,862,608 GBP    21,403,963
         Participating Loan Note, 4/30/40 ......................................   United Kingdom       1,020,000 GBP       240,278
       Eurotunnel SA, FRN., ....................................................
         3.453%, 12/31/18, Tier 2 (PIBOR) ......................................       France           1,096,535 EUR     1,029,642
         3.453%, 12/31/25, Tier 3 (PIBOR) ......................................       France           6,693,302 EUR     4,120,620
         3.449%, 12/31/18, Tier 2 (LIBOR) ......................................       France           2,479,106 EUR     2,327,872
         3.449%, 12/31/25, Tier 3 (LIBOR) ......................................       France          36,920,627 EUR    22,729,570
       Guadalupe Power Partners LP, ............................................
         Debt Service Reserve, 6.00%, 9/21/06 ..................................   United States           96,800            83,732
         Power Sale Agreement, 6.00%, 9/21/06 ..................................   United States          159,400           137,881
         Term Loan, 3.75%, 9/21/06 .............................................   United States        1,178,200         1,019,143


18 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       MUTUAL QUALIFIED FUND                                                          COUNTRY          AMOUNT(f)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONT.)
       HealthSouth Corp., 7.625%, 6/01/12 ......................................   United States    $  26,521,000    $   25,791,672
       MCI Inc.,
         5.908%, 5/01/07 .......................................................   United States        4,812,000         4,781,925
         6.688%, 5/01/09 .......................................................   United States        7,572,000         7,316,445
         7.735%, 5/01/14 .......................................................   United States        4,126,000         3,919,700
       Motor Coach Industries International Inc., FRN, 15.00%,
         10/01/08 ..............................................................   United States       21,126,200        21,126,200
       Odessa-Ector Power Partners LP,
         Debt Service Reserve, 3.625%, 2/10/07 .................................   United States           63,400            57,694
         Power Sale Agreement, 3.625%, 2/10/07 .................................   United States          136,600           124,306
         Term Loan, 3.50%, 2/10/07 .............................................   United States        1,123,556         1,022,436
       Reliant Energy Channelview LP Inc.,
         Revolver, 2.938%, 8/15/07 .............................................   United States          265,300           225,505
         Term Loan A, 2.938%, 11/26/17 .........................................   United States        2,823,921         2,400,333
       Seton House Finance Ltd., zero cpn., 2/07/12 ............................   United Kingdom      37,921,000 EUR    12,026,435
       Trump Atlantic,
         11.25%, 5/01/06 .......................................................   United States       15,662,000        13,586,785
         Series B, 11.25%, 5/01/06 .............................................   United States        4,596,000         3,987,030
         Series B, 144A, 11.25%, 5/01/06 .......................................   United States          285,000           247,237
       TVMax Holdings Inc., PIK,
         11.50%, 2/01/05 .......................................................   United States           92,267            92,267
         14.00%, 2/01/05 .......................................................   United States          334,848           334,848
                                                                                                                     --------------
       TOTAL CORPORATE BONDS & NOTES (COST $197,469,862) .......................                                        190,556,477
                                                                                                                     --------------
       BONDS & NOTES IN REORGANIZATION 2.7%
    (a)Adelphia Communications Corp.,
         9.25%, 10/01/02 .......................................................   United States        2,551,000         2,257,635
         8.125%, 7/15/03 .......................................................   United States          660,000           580,800
         7.50%, 1/15/04 ........................................................   United States        1,740,000         1,513,800
         10.50%, 7/15/04 .......................................................   United States        2,715,000         2,497,800
         9.875%, 3/01/05 .......................................................   United States        1,013,000           911,700
         10.25%, 11/01/06 ......................................................   United States        3,723,000         3,369,315
         9.875%, 3/01/07 .......................................................   United States          145,000           131,225
         8.375%, 2/01/08 .......................................................   United States        3,934,000         3,501,260
         7.75%, 1/15/09 ........................................................   United States        4,637,000         4,103,745
         7.875%, 5/01/09 .......................................................   United States        3,491,000         3,037,170
         9.375%, 11/15/09 ......................................................   United States        4,245,000         3,926,625
         10.875%, 10/01/10 .....................................................   United States        3,696,000         3,418,800
         10.25%, 6/15/11 .......................................................   United States        3,212,000         3,043,370
    (a)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11 .........................   United States          375,000             1,875
    (a)Air Canada Inc.,
         6.75%, 2/02/04 ........................................................       Canada             980,000 CAD       177,078
         9.00%, 6/01/06 ........................................................       Canada           1,715,000 CAD       316,964
         10.00%, 6/01/06 .......................................................       Canada           3,960,000 EUR     1,193,954
         7.25%, 10/01/07 .......................................................       Canada           3,010,000 CAD       558,624
    (k)10.25%, 3/15/11 .........................................................       Canada           8,570,000         2,255,435
         Bank Claim ............................................................       Canada          10,137,100 CAD     1,804,176
         Bank Claim ............................................................       Canada         195,739,000 JPY       437,178
         Term Loan .............................................................       Canada           7,048,600         1,922,604
         zero cpn., 7/31/05 ....................................................       Canada           7,727,292         2,045,020


                                        Quarterly Statements of Investments | 19

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
       MUTUAL QUALIFIED FUND                                                           COUNTRY         AMOUNT(f)         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)
    (a)Armstrong Holdings Inc.,
         6.35%, 08/15/03 .......................................................   United States    $    1,459,000   $      941,055
         6.50%, 8/15/05 ........................................................   United States         1,366,000          887,900
         9.75%, 4/15/08 ........................................................   United States         1,511,000          982,150
         7.45%, 5/15/29 ........................................................   United States           340,000          216,750
    (a)Century Communications Corp.,
         9.50%, 3/01/05 ........................................................   United States           810,000          870,750
         8.875%, 1/15/07 .......................................................   United States           995,000        1,060,919
         8.75%, 10/01/07 .......................................................   United States         1,472,000        1,538,240
         8.375%, 12/15/07 ......................................................   United States           400,000          424,500
         Series B, zero cpn., 1/15/08 ..........................................   United States         2,672,000        1,656,640
         zero cpn., 3/15/03 ....................................................   United States         4,990,000        4,690,600
    (a)Harnischfeger Industries Inc.,
         8.90%, 3/01/22 ........................................................   United States         3,155,000           23,347
         8.70%, 6/15/22 ........................................................   United States         2,970,000           22,275
         7.25%, 12/15/25 .......................................................   United States         4,414,000           32,664
         6.875%, 2/15/27 .......................................................   United States         3,705,000           27,046
         Stipulated Bank Claim .................................................   United States         4,766,550           34,319
    (a)Mirant Americas Generation Inc.,
         7.625%, 5/01/06 .......................................................   United States           672,000          598,080
         8.30%, 5/01/11 ........................................................   United States         3,196,000        2,828,460
         9.125%, 5/01/31 .......................................................   United States         2,425,000        2,134,000
    (a)Mirant Corp.,
         Tranche C Revolver ....................................................   United States         5,589,776        3,381,815
         4 Year Revolver, 7/17/05 ..............................................   United States         3,564,724        2,406,189
         364 Day Revolver ......................................................   United States         9,407,300        5,691,416
    (a)Northwestern Corp.,
      (k)8.75%, 3/15/12 ........................................................   United States         6,125,000        5,435,937
         6.95%, 11/15/28 .......................................................   United States         3,175,000        2,786,063
    (a)Owens Corning, Revolver .................................................   United States        25,852,463       20,488,077
    (a)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .................   United States           200,000            1,000
    (a)Safety Kleen Corp., 9.25%, 5/15/09 ......................................   United States           535,000           28,088
    (a)Safety Kleen Services, 9.25%, 6/01/08 ...................................   United States            40,000              200
    (a)Teco Panda,
         Bank Claim ............................................................   United States         1,403,840          884,419
         Bank Claim #2 .........................................................   United States        11,358,350        7,780,470
         Debt Service Reserve L/C Loan .........................................   United States           386,000          264,410
         Project L/C Loan Facility .............................................   United States         1,577,000        1,080,245
                                                                                                                     --------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $109,044,074) ...............                                        112,204,177
                                                                                                                     --------------

                                                                                                 --------------------
                                                                                                       SHARES/
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                 --------------------
       COMPANIES IN LIQUIDATION .1%
    (a)Brunos Inc., Liquidating Unit ...........................................   United States            55,433          121,953
    (a)City Investing Company Liquidating Trust ................................   United States         1,607,485        3,150,671
    (a)Guangdong International Trust & Investment Corp.,
         144A, 8.75%, 10/24/16 .................................................       China             2,600,000          175,500
         Revolver - Admitted Claim .............................................     Hong Kong             536,784           36,233
         Structured Note - Admitted Claim ......................................     Hong Kong             849,105           57,314
         Syndicated Loan - Admitted Claim ......................................     Hong Kong           1,468,105           99,097


20 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/PRINCIPAL
       MUTUAL QUALIFIED FUND                                                           COUNTRY         AMOUNT(f)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMPANIES IN LIQUIDATION (CONT.)
(a),(c)MBOP Liquidating Trust ..................................................   United States           412,418   $        1,031
    (a)United Companies Financial Corp.,
         Bank Claim ............................................................   United States            98,521               --
         Revolver ..............................................................   United States        24,993,011               --
                                                                                                                     --------------
       TOTAL COMPANIES IN LIQUIDATION (COST $473,453) ..........................                                          3,641,799
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       GOVERNMENT AGENCIES 7.6%
    (g)Federal Home Loan Bank, 1.100% - 2.291%,
         10/25/04 - 7/02/07 ....................................................   United States      $253,406,000      250,949,381
       Federal Home Loan Mortgage Corp., 2.375% - 2.500%,
         5/19/06 - 5/19/06 .....................................................   United States        20,000,000       19,934,750
       Federal National Mortgage Association, 1.44% - 2.20%,
         6/01/05 - 12/29/06 ....................................................   United States        40,350,000       39,924,775
                                                                                                                     --------------
       TOTAL GOVERNMENT AGENCIES (COST $312,091,976) ...........................                                        310,808,906
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                        UNITS
                                                                                                  -------------------
       OTHER INVESTMENTS (COST $13,891,493) .4%
    (h)Inpower 2 Limited, Jersey ...............................................   Jersey Islands        5,770,400       17,932,532
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
         (COST $2,986,850,874) .................................................                                      3,991,911,845
                                                                                                                     --------------
                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       REPURCHASE AGREEMENTS 1.7%
(i),(l)Deutsche Bank Securities Inc., 1.90%, 10/01/04 (Maturity Value $579,061)
       Collateralized by U.S. Government Agency Securities ................. ...                    $      579,031          579,031
(i),(l)JP Morgan Securities, 1.875%, 10/01/04 (Maturity Value $629,065)
       Collateralized by U.S. Government Agency Securities .....................                           629,033          629,033
(i),(l)JP Morgan Securities, 1.91%, 10/01/04 (Maturity Value $800,084)
       Collateralized by U.S. Government Agency Securities .....................                           800,042          800,042
    (l)Merrill Lynch & Co. Inc., 1.65%, 10/01/04 (Maturity Value $34,101,406)
       Collateralized by U.S. Government Agency Securities .....................                        31,100,000       31,100,000
    (l)Merrill Lynch & Co. Inc., 1.80%, 10/01/04 (Maturity Value $33,301,642)
       Collateralized by U.S. Government Agency Securities .....................                        33,300,000       33,300,000
(i),(l)Merrill Lynch & Co. Inc., 1.89%, 10/01/04 (Maturity Value $800,083)
       Collateralized by U.S. Government Agency Securities .....................                           800,042          800,042
(i),(l)Morgan Stanley & Co. Inc., 1.91%, 10/01/04 (Maturity Value $738,078)
       Collateralized by U.S. Government Agency Securities .....................                           738,039          738,039
                                                                                                                     --------------
       TOTAL REPURCHASE AGREEMENTS (COST $67,946,187) ..........................                                         67,946,187
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $3,054,797,061) 98.9% ...........................                                      4,059,858,032
       OPTIONS WRITTEN .........................................................                                     $         (725)
       SECURITIES SOLD SHORT (.7)% .............................................                                        (26,864,291)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.3)% .................                                        (12,576,480)
       OTHER ASSETS, LESS LIABILITIES 2.2% .....................................                                         86,402,027
                                                                                                                     --------------
       NET ASSETS 100.0% .......................................................                                     $4,106,818,563
                                                                                                                     ==============


                                        Quarterly Statements of Investments | 21

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL QUALIFIED FUND                                                           COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $1,438)

       ISSUER
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       Artisan Components Inc., Oct. 30
       Calls, 10/16/04 .........................................................   United States                29   $          725
                                                                                                                     --------------

       SECURITIES SOLD SHORT .7%
                                                                                                    --------------
                                                                                                        SHARES
                                                                                                    --------------
       ISSUER
       COMMUNICATIONS EQUIPMENT .1%
       Tellabs Inc. ............................................................   United States           209,415   $    1,924,524
                                                                                                                     --------------
       DIVERSIFIED FINANCIAL SERVICES
       Nasdaq 100 ..............................................................   United States            53,400        1,877,010
                                                                                                                     --------------
       FOOD PRODUCTS .4%
       Kraft Foods Inc., A .....................................................   United States           544,089       17,258,503
                                                                                                                     --------------
       HOTELS RESTAURANTS & LEISURE .1%
       Harrah's Entertainment Inc. .............................................   United States            58,242        3,085,661
                                                                                                                     --------------
       REAL ESTATE .1%
       Simon Property Group Inc. ...............................................   United States            32,560        1,746,193
       Simon Property Group Inc., pfd. .........................................   United States            18,700          972,400
                                                                                                                     --------------
                                                                                                                          2,718,593
                                                                                                                     --------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $27,822,528) ......................                                     $   26,864,291
                                                                                                                     --------------

CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar | EUR - Euro
                        | GBP - British Pound | JPY - Japanese Yen

(a) Non-income producing.

(b) See Note 2 regarding restricted securities.

(c) See Note 3 regarding Holdings of 5% Voting Securities.

(d) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(e) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(f) The principal amount is stated in U.S. dollars unless otherwise indicated.

(g) Security segregated with broker for securities sold short

(h) Units consist of Noteco Ltd., Floating Rate Note (FRN), 9.02% 1/20/20, Series A2 (Principal Amount 5,770,400 GBP), Noteco Ltd. FRN, 9.02%, 1/20/20, Series A3 (Principal Amount 1,087,800 GBP), and 1,087,800 shares of Drax Group Ltd., common.

(i) At September 30, 2004, all repurchase agreements had been entered into on that date.

(j) Security held in connection with open option contracts.

(k) Security on loan.

(l) Investment from cash collateral received for loaned securities.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL BEACON FUND                                                         COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 77.2%
           AEROSPACE & DEFENSE .7%
           Northrop Grumman Corp.  . ...........................................   United States           664,700   $   35,448,451
                                                                                                                     --------------
           AIRLINES
    (a),(b)Ace Aviation Holdings Inc. ..........................................       Canada               55,044        1,080,064
                                                                                                                     --------------
           BEVERAGES 4.5%
           Brown-Forman Corp., A ...............................................   United States           308,260       14,423,486
           Brown-Forman Corp., B ...............................................   United States           362,618       16,607,904
           Carlsberg AS, A .....................................................      Denmark               74,900        3,229,473
           Carlsberg AS, B .....................................................      Denmark            1,772,503       82,942,133
           Coca-Cola Enterprises Inc. ..........................................   United States           941,700       17,798,130
           Diageo PLC ..........................................................   United Kingdom        4,764,700       59,573,859
           Heineken Holding NV, A ..............................................    Netherlands          1,680,264       45,222,197
                                                                                                                     --------------
                                                                                                                        239,797,182
                                                                                                                     --------------
           CAPITAL MARKETS 2.0%
           Bear Stearns Cos. Inc. ..............................................   United States           222,902       21,436,485
           Irish Life & Permanent PLC ..........................................   Irish Republic        2,265,819       36,634,099
    (a),(b)Leucadia National Corp. .............................................   United States           865,040       46,554,290
                                                                                                                     --------------
                                                                                                                        104,624,874
                                                                                                                     --------------
           CHEMICALS 1.4%
           Agrium Inc. .........................................................       Canada              725,200       12,879,552
           Agrium Inc., fgn. ...................................................       Canada              331,200        5,894,827
           Givaudan AG .........................................................    Switzerland             55,850       34,045,579
           Solvay SA ...........................................................      Belgium              243,964       22,604,711
                                                                                                                     --------------
                                                                                                                         75,424,669
                                                                                                                     --------------
           COMMERCIAL BANKS 3.4%
           Allied Irish Banks PLC ..............................................   Irish Republic        2,193,118       36,604,245
           Bank of Ireland .....................................................   Irish Republic        2,675,749       36,579,607
           BNP Paribas SA ......................................................       France              245,000       15,844,786
    (a),(b)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .....................       Japan            11,820,937        5,910,469
           Danske Bank .........................................................      Denmark              996,500       26,229,382
(a),(b),(c)FE Capital Holdings Ltd. ............................................       Japan                13,981       18,594,719
           Kansai Urban Banking Corp. ..........................................       Japan             1,050,214        1,783,985
(a),(b),(c)Nippon Investment LLC ...............................................       Japan            10,862,000               --
           Unionbancal Corp. ...................................................   United States           646,900       38,302,949
                                                                                                                     --------------
                                                                                                                        179,850,142
                                                                                                                     --------------
           COMMUNICATIONS EQUIPMENT .1%
        (a)Advanced Fibre Communications Inc. ..................................   United States           219,700        3,493,230
                                                                                                                     --------------
           COMPUTERS & PERIPHERALS
        (a)DecisionOne Corp. ...................................................   United States           278,121               --
                                                                                                                     --------------
           CONSUMER FINANCE
        (g)Comdisco, Contingent Equity Distribution ............................   United States        54,914,113               --
                                                                                                                     --------------
           DIVERSIFIED FINANCIAL SERVICES 2.2%
           Brascan Corp., A ....................................................       Canada            2,889,000       87,333,072
        (g)Marconi Corp., Contingent Distribution ..............................   United Kingdom       24,312,500               --
        (g)Marconi Corp., Contingent Distribution ..............................   United States        18,338,800               --


                                        Quarterly Statements of Investments | 23

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
               MUTUAL BEACON FUND                                                     COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
               DIVERSIFIED FINANCIAL SERVICES (CONT.)
               Pargesa Holdings SA .............................................    Switzerland              8,947   $   27,305,919
                                                                                                                     --------------
                                                                                                                        114,638,991
                                                                                                                     --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
    (a),(b),(d)AboveNet Inc. ...................................................   United States           439,477       10,531,363
(a),(b),(d),(g)AboveNet Inc., Contingent Distribution ..........................   United States        61,502,000               --
    (a),(b),(d)AboveNet Inc., wts., 9/08/08 ....................................   United States            14,770           42,538
    (a),(b),(d)AboveNet Inc., wts., 9/08/10 ....................................   United States            17,376           38,227
               BCE Inc. ........................................................      Canada               363,800        7,859,476
            (g)Global Crossing Holdings Ltd., Contingent Distribution ..........   United States        60,632,757           75,791
            (a)MCI Inc. ........................................................   United States           944,423       15,819,085
        (a),(g)Telewest Communications PLC, Contigent Distribution .............  United Kingdom        61,199,863               --
        (a),(g)Telewest Communications PLC, Contigent Distribution .............   United States         5,815,000               --
        (a),(g)Telewest Finance Ltd., Contingent Distribution ..................  United Kingdom         7,240,000               --
            (a)Telewest Global Inc. ............................................  United Kingdom         4,204,013       48,850,631
                                                                                                                     --------------
                                                                                                                         83,217,111
                                                                                                                     --------------
               ELECTRIC UTILITIES .6%
               E.ON AG .........................................................      Germany              444,280       32,738,748
                                                                                                                     --------------
               FOOD & STAPLES RETAILING .3%
            (a)Kroger Co. ......................................................   United States         1,103,040       17,119,181
                                                                                                                     --------------
               FOOD PRODUCTS 4.2%
               Cadbury Schweppes PLC ...........................................  United Kingdom         4,497,511       34,636,360
            (c)Farmer Brothers Co. .............................................   United States         1,033,896       27,636,040
               Groupe Danone ...................................................      France               640,200       50,400,672
               Nestle SA .......................................................    Switzerland            198,235       45,534,664
               Orkla ASA .......................................................      Norway             2,201,600       61,843,766
                                                                                                                     --------------
                                                                                                                        220,051,502
                                                                                                                     --------------
               HEALTH CARE EQUIPMENT & SUPPLIES .6%
               Hillenbrand Industries Inc. .....................................   United States           655,900       33,142,627
                                                                                                                     --------------
               HEALTH CARE PROVIDERS & SERVICES 1.0%
            (a)Alderwoods Group Inc. ...........................................   United States           576,098        5,663,043
               HCA Inc. ........................................................   United States           171,000        6,523,650
        (a),(d)Kindred Healthcare Inc. .........................................   United States         1,364,570       31,630,733
        (a),(d)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..............   United States               664               --
        (a),(d)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...............   United States               332            5,088
        (a),(d)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..............   United States             3,296            2,142
        (a),(d)Kindred Healthcare Inc., wts., Series A, 4/20/06 ................   United States           121,432        2,336,048
        (a),(d)Kindred Healthcare Inc., wts., Series B, 4/20/06 ................   United States           303,580        5,248,898
            (a)Rotech Healthcare Inc. ..........................................   United States           169,310        3,386,200
                                                                                                                     --------------
                                                                                                                         54,795,802
                                                                                                                     --------------
               HOTELS RESTAURANTS & LEISURE .2%
            (a)Caesars Entertainment Inc. ......................................   United States           345,500        5,769,850
        (a),(c)FHC Delaware Inc. ...............................................   United States           507,977        3,997,779
               Mandalay Resort Group ...........................................   United States            31,700        2,176,205
                                                                                                                     --------------
                                                                                                                         11,943,834
                                                                                                                     --------------


24 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL BEACON FUND                                                             COUNTRY         CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       INSURANCE 11.5%
    (a)Alleghany Corp. .........................................................   United States           159,830   $   43,617,607
    (a)Berkshire Hathaway Inc., A ..............................................   United States               741       64,207,650
    (a)Berkshire Hathaway Inc., B ..............................................   United States            24,750       71,057,250
       Hartford Financial Services Group Inc. ..................................   United States           500,800       31,014,544
       Montpelier Re Holdings Ltd. .............................................      Bermuda              242,150        8,882,062
(a),(b)Occum Acquisition Corp. .................................................   United States           511,600       51,160,000
       Old Republic International Corp. ........................................   United States         2,225,245       55,697,883
(a),(b)Olympus Re Holdings Ltd. ................................................      Bermuda              106,700       18,294,782
       Prudential Financial Inc. ...............................................   United States           541,900       25,490,976
       St. Paul Travelers Cos. Inc. ............................................   United States         1,035,305       34,227,183
       White Mountains Insurance Group Inc. ....................................   United States           251,818      132,456,268
    (b)White Mountains Insurance Group Inc. ....................................   United States           139,203       69,559,739
                                                                                                                     --------------
                                                                                                                        605,665,944
                                                                                                                     --------------
       INTERNET & CATALOG RETAIL .1%
    (a)Orbitz Inc. .............................................................   United States           140,700        3,827,040
                                                                                                                     --------------
       LEISURE EQUIPMENT & PRODUCTS .3%
       Mattel Inc. .............................................................   United States           807,200       14,634,536
                                                                                                                     --------------
       MACHINERY .6%
(a),(b)Lancer Industries Inc., B ...............................................   United States                            287,261
       Mueller Industries Inc. .................................................   United States           731,435       31,415,133
                                                                                                                     --------------
                                                                                                                         31,702,394
                                                                                                                     --------------
       MEDIA 8.5%
       Clear Channel Communications Inc. .......................................   United States           598,500       18,655,245
    (a)Comcast Corp., A ........................................................   United States           188,500        5,262,920
    (a)Cox Communications Inc., A ..............................................   United States            74,100        2,454,933
       Dow Jones & Co. Inc. ....................................................   United States           191,200        7,764,632
       E.W. Scripps Co., A .....................................................   United States         1,099,050       52,512,609
    (a)EchoStar Communications Corp., A ........................................   United States           670,330       20,860,670
    (a)Fox Entertainment Group Inc., A .........................................   United States           193,410        5,365,193
    (b)Hollinger International Inc. ............................................   United States           985,458       15,334,712
    (a)Liberty Media Corp., A ..................................................   United States         6,957,360       60,668,179
       Meredith Corp. ..........................................................   United States           570,410       29,307,666
    (a)NTL Inc. ................................................................   United Kingdom        1,259,295       78,164,441
       NV Holdingsmig de Telegraaf .............................................    Netherlands            530,294       12,003,421
       Omnicom Group Inc. ......................................................   United States           242,800       17,738,968
    (a)PTV Inc. ................................................................       France                    5               --
    (a)TVMAX Holdings Inc. .....................................................   United States            74,205          285,689
       Viacom Inc., B ..........................................................   United States           363,700       12,205,772
       Washington Post Co., B ..................................................   United States           119,022      109,500,240
                                                                                                                     --------------
                                                                                                                        448,085,290
                                                                                                                     --------------
       METALS & MINING 11.4%
       Anglo American PLC ......................................................    United Kingdom       1,737,547       41,718,004
       Anglo American PLC, ADR .................................................    United Kingdom           1,200           29,100
       Barrick Gold Corp. ......................................................        Canada           1,418,600       29,847,344
    (a)Coeur D'Alene Mines Corp. ...............................................    United States        6,326,300       29,986,662


                                        Quarterly Statements of Investments | 25

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES/WARRANTS/
       MUTUAL BEACON FUND                                                             COUNTRY          CONTRACTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       METALS & MINING (CONT.)
       Compania de Minas Buenaventura SA, ADR ..................................        Peru               785,600   $   18,658,000
       Consol Energy Inc. ......................................................   United States         1,221,100       42,604,179
    (a)Eldorado Gold Corp. .....................................................       Canada            1,029,500        3,338,213
       Freeport McMoran Copper & Gold Inc., B ..................................   United States         2,220,600       89,934,300
    (a)Glamis Gold Ltd. ........................................................       Canada              782,000       14,507,314
       Gold Fields Ltd. ........................................................    South Africa           612,107        8,292,078
       Impala Platinum Holdings Ltd. ...........................................    South Africa           809,948       65,080,741
(a),(b)International Steel Group ...............................................   United States         3,546,660      107,570,198
       Newmont Mining Corp. ....................................................   United States         2,376,400      108,197,492
       Noranda Inc. ............................................................       Canada            1,145,400       19,977,643
       Placer Dome Inc. ........................................................       Canada               83,900        1,676,204
(a),(b)PMG, LLC ................................................................   United States            48,890        3,520,091
    (a)Randgold & Exploration Co. Ltd., ADR ....................................    South Africa           172,500          365,700
    (a)Rio Narcea Gold Mines Ltd. ..............................................       Canada            1,213,700        3,011,758
    (a)Wheaton River Minerals Ltd. .............................................       Canada            2,242,026        7,056,601
    (a)Wheaton River Minerals Ltd., wts., 5/30/07 ..............................       Canada              930,257        1,799,521
                                                                                                                     --------------
                                                                                                                        597,171,143
                                                                                                                     --------------
       MULTI-UTILITIES & UNREGULATED POWER .7%
(a),(j)NRG Energy Inc. .........................................................   United States         1,386,003       37,338,921
(g),(j)NRG Energy Inc., Contingent Distribution ................................   United States        70,976,833               --
                                                                                                                     --------------
                                                                                                                         37,338,921
                                                                                                                     --------------
       OIL & GAS 2.0%
    (a)Anchor Resources LLC ....................................................   United States            69,184               --
       BP PLC ..................................................................   United Kingdom        2,690,300       25,715,458
       BP PLC, ADR .............................................................   United Kingdom           26,100        1,501,533
       Canadian Oil Sands Trust ................................................       Canada              865,700       37,507,833
       Total SA, B .............................................................       France              207,900       42,404,825
                                                                                                                     --------------
                                                                                                                        107,129,649
                                                                                                                     --------------
       PERSONAL PRODUCTS .3%
       Beiersdorf AG ...........................................................      Germany              155,088       14,717,013
                                                                                                                     --------------
       PHARMACEUTICALS 1.8%
       Fujisawa Pharmaceutical Co. Ltd. ........................................       Japan               756,100       17,067,797
       Merck & Co. Inc. ........................................................   United States           346,070       11,420,310
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               732,680       33,277,922
       Wyeth ...................................................................   United States           793,700       29,684,380
       Yamanouchi Pharmaceutical Co. Ltd. ......................................       Japan                47,500        1,536,086
                                                                                                                     --------------
                                                                                                                         92,986,495
                                                                                                                     --------------
       REAL ESTATE 4.5%
    (a)Alexander's Inc. ........................................................   United States            38,800        7,725,080
       American Financial Realty Trust .........................................   United States         1,778,700       25,097,457
    (a)Canary Wharf Group PLC ..................................................   United Kingdom       10,069,634       54,010,286
       Chelsea Property Group Inc. .............................................   United States            83,600        5,609,560
       Friedman Billings Ramsey Group Inc., A ..................................   United States         1,771,000       33,826,100
    (a)Homebanc Corp. ..........................................................   United States         2,117,968       19,061,712


26 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES/WARRANTS/
       MUTUAL BEACON FUND                                                             COUNTRY         CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       REAL ESTATE (CONT.)
       iStar Financial Inc. ....................................................   United States           932,800   $   38,459,344
       Luminent Mortgage Capital Inc. ..........................................   United States           269,697        3,419,758
       Rouse Co. ...............................................................   United States            71,900        4,808,672
(a),(b)Security Capital European Realty ........................................    Luxembourg             105,436          773,900
       St. Joe Co. .............................................................   United States           400,698       19,141,344
       Ventas Inc. .............................................................   United States         1,009,500       26,166,240
                                                                                                                     --------------
                                                                                                                         38,099,453
                                                                                                                     --------------
       ROAD & RAIL 1.6%
       Canadian National Railway Co. ...........................................      Canada                     1               25
       CSX Corp. ...............................................................   United States           474,500       15,753,400
    (b)Florida East Coast Industries Inc. ......................................   United States         1,967,636       70,190,495
                                                                                                                     --------------
                                                                                                                         85,943,920
                                                                                                                     --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .1%
(a),(i)Artisan Components Inc. .................................................   United States            83,000        2,416,130
                                                                                                                     --------------
       SOFTWARE .8%
       Nintendo Co. Ltd. .......................................................       Japan               336,200       41,167,970
                                                                                                                     --------------
       SPECIALTY RETAIL .1%
    (a)Hollywood Entertainment Corp. ...........................................   United States           311,000        3,069,570
                                                                                                                     --------------
       THRIFTS & MORTGAGE FINANCE 1.4%
       Astoria Financial Corp. .................................................   United States         1,015,945       36,055,888
       First Niagara Financial Group Inc. ......................................   United States         1,651,536       22,097,552
       Hudson City Bancorp Inc. ................................................   United States           471,830       16,863,204
                                                                                                                     --------------
                                                                                                                         75,016,644
                                                                                                                     --------------
       TOBACCO 8.2%
       Altadis SA ..............................................................       Spain             3,686,149      125,614,679
       Altria Group Inc. .......................................................   United States         1,219,059       57,344,535
       British American Tobacco PLC ............................................   United Kingdom        6,316,228       91,677,212
       British American Tobacco PLC, ADR .......................................   United Kingdom           40,400        1,179,276
       Imperial Tobacco Group PLC ..............................................   United Kingdom        3,009,443       65,657,402
       KT & G Corp. ............................................................    South Korea            204,000        5,394,529
       KT & G Corp., GDR, 144A .................................................    South Korea          1,579,000       20,779,640
       Reynolds American Inc. ..................................................   United States           947,800       64,488,312
                                                                                                                     --------------
                                                                                                                        432,135,585
                                                                                                                     --------------
       WIRELESS TELECOMMUNICATION SERVICES .5%
    (a)AT&T Wireless Services Inc. .............................................   United States         1,575,400       23,284,412
    (a)Vast Solutions Inc., B1 .................................................   United States            43,358               --
    (a)Vast Solutions Inc., B2 .................................................   United States            43,358               --
    (a)Vast Solutions Inc., B3 .................................................   United States            43,358               --
                                                                                                                     --------------
                                                                                                                         23,284,412
                                                                                                                     --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $2,795,571,583) .................................................                                      4,061,758,517
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 27

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL BEACON FUND                                                             COUNTRY           SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       PREFERRED STOCKS .7%
       ELECTRIC UTILITIES
    (a)Montana Power Co., 8.45%, pfd. ..........................................   United States            58,900   $      374,015
                                                                                                                     --------------
       FOOD PRODUCTS .1%
       Unilever NV, pfd. .......................................................    Netherlands            606,458        3,265,920
                                                                                                                     --------------
       MEDIA .2%
       News Corp. Ltd., ADR, pfd. ..............................................     Australia             369,600       11,579,568
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom          117,140          579,843
                                                                                                                     --------------
                                                                                                                         12,159,411
                                                                                                                     --------------
       REAL ESTATE .4%
       iStar Financial Inc., pfd. ..............................................   United States           770,100       19,421,922
                                                                                                                     --------------
       TOTAL PREFERRED STOCKS (COST $35,268,317) ...............................                                         35,221,268
                                                                                                                     --------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(e)
                                                                                                 -------------------
       CORPORATE BONDS & NOTES 3.7%
       Calpine Corp., senior note,
         7.625%, 4/15/06 .......................................................   United States    $   6,236,000         5,799,480
         10.50%, 5/15/06 .......................................................   United States          539,000           522,830
       Calpine Generating Co., 144A, 11.17%, 4/01/11 ...........................   United States       28,403,000        25,704,715
       DecisionOne Corp., Term Loan ............................................   United States        8,374,702         2,093,676
       Eurotunnel PLC,
         FRN, 6.347%, 12/31/18, Tier 2 .........................................   United Kingdom       7,592,095 GBP    10,386,750
         FRN, 6.347%, 12/31/25, Tier 3 .........................................   United Kingdom      28,404,485 GBP    25,477,875
         Participating Loan Note, 4/30/40 ......................................   United Kingdom         858,000 GBP       202,116
       Eurotunnel SA, FRN.,
         3.453%, 12/31/18, Tier 2 (PIBOR) ......................................       France             832,034 EUR       781,277
         3.453%, 12/31/25, Tier 3 (PIBOR) ......................................       France           1,048,320 EUR       645,381
         3.449%, 12/31/18, Tier 2 (LIBOR) ......................................       France           1,880,987 EUR     1,766,240
         3.449%, 12/31/25, Tier 3 (LIBOR) ......................................       France          20,347,101 EUR    12,526,354
       Guadalupe Power Partners LP,
         Debt Service Reserve, 6.00%, 9/21/06 ..................................   United States          123,800           107,087
         Power Sale Agreement, 6.00%, 9/21/06 ..................................   United States          203,900           176,373
         Term Loan, 3.75%, 9/21/06 .............................................   United States        1,506,803         1,303,384
       HealthSouth Corp., 7.625%, 6/01/12 ......................................   United States       33,659,000        32,733,377
       MCI Inc.,
         5.908%, 5/01/07 .......................................................   United States        6,020,000         5,982,375
         6.688%, 5/01/09 .......................................................   United States        9,600,000         9,276,000
         7.735%, 5/01/14 .......................................................   United States        5,160,000         4,902,000
       Motor Coach Industries International Inc., FRN, 15.00%,
         10/01/08 ..............................................................   United States       27,350,827        27,350,827
       Odessa-Ector Power Partners LP,
         Debt Service Reserve, 3.625%, 2/10/07 .................................   United States           81,150            73,846
         Power Sale Agreement, 3.625%, 2/10/07 .................................   United States          174,700           158,977
         Term Loan, 3.50%, 2/10/07 .............................................   United States        1,437,045         1,307,711
       Reliant Energy Channelview LP Inc.,
         Revolver, 2.938%, 8/15/07 .............................................   United States          342,900           291,465
         Term Loan A, 2.938%, 11/26/17 .........................................   United States        3,651,416         3,103,703


28 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                            COUNTRY     PRINCIPAL AMOUNT(e)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONT.)
       Trump Atlantic,
         11.25%, 5/01/06 .......................................................   United States    $  20,273,000    $   17,586,827
         Series B, 11.25%, 5/01/06 .............................................   United States        5,945,000         5,157,288
         Series B, 144A, 11.25%, 5/01/06 .......................................   United States          369,000           320,108
       TVMax Holdings Inc., PIK,
         11.50%, 2/01/05 .......................................................   United States          105,340           106,412
         14.00%, 2/01/05 .......................................................   United States          381,583           386,182
                                                                                                                     --------------
       TOTAL CORPORATE BONDS & NOTES (COST $202,250,839) .......................                                        196,230,636
                                                                                                                     --------------
       BONDS & NOTES IN REORGANIZATION 2.6%
    (a)Adelphia Communications Corp.,
         9.25%, 10/01/02 .......................................................   United States        3,244,000         2,870,940
         8.125%, 7/15/03 .......................................................   United States          825,000           726,000
         7.50%, 1/15/04 ........................................................   United States        2,160,000         1,879,200
         10.50%, 7/15/04 .......................................................   United States        3,375,000         3,105,000
         9.875%, 3/01/05 .......................................................   United States        1,304,000         1,173,600
         10.25%, 11/01/06 ......................................................   United States        4,751,000         4,299,655
         9.875%, 3/01/07 .......................................................   United States          187,000           169,235
         8.375%, 2/01/08 .......................................................   United States        4,959,000         4,413,510
         7.75%, 1/15/09 ........................................................   United States        5,790,000         5,124,208
         7.875%, 5/01/09 .......................................................   United States        4,398,000         3,826,260
         9.375%, 11/15/09 ......................................................   United States        5,452,000         5,043,100
         10.875%, 10/01/10 .....................................................   United States        4,751,000         4,394,675
         10.25%, 6/15/11 .......................................................   United States        4,134,000         3,916,965
    (a)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11 .........................   United States          420,000             2,100
    (a)Air Canada Inc.,
         6.75%, 2/02/04 ........................................................       Canada           1,244,000 CAD       224,781
         9.00%, 6/01/06 ........................................................       Canada           2,160,000 CAD       399,208
         10.00%, 6/01/06 .......................................................       Canada           2,035,000 EUR       613,560
         7.25%, 10/01/07 .......................................................       Canada           3,838,000 CAD       712,292
      (j)10.25%, 3/15/11 .......................................................       Canada           5,576,000         1,467,480
         Bank Claim ............................................................       Canada           9,884,600 CAD     1,759,237
         Bank Claim ............................................................       Canada         245,929,000 JPY       549,276
         Term Loan .............................................................       Canada           7,212,000         1,967,174
         zero cpn., 7/31/05 ....................................................       Canada          10,363,692         2,742,741
    (a)Armstrong Holdings Inc.,
         6.35%, 08/15/03 .......................................................   United States        1,890,000         1,219,050
         6.50%, 8/15/05 ........................................................   United States        1,777,000         1,155,050
         9.75%, 4/15/08 ........................................................   United States        1,953,000         1,269,450
         7.45%, 5/15/29 ........................................................   United States          440,000           280,500
    (a)Century Communications Corp.,
         9.50%, 3/01/05 ........................................................   United States        1,023,000         1,099,725
         8.875%, 1/15/07 .......................................................   United States        1,275,000         1,359,469
         8.75%, 10/01/07 .......................................................   United States        1,889,000         1,974,005
         8.375%, 12/15/07 ......................................................   United States          500,000           530,625
         Series B, zero cpn., 1/15/08 ..........................................   United States        3,405,000         2,111,100
         zero cpn., 3/15/03 ....................................................   United States        6,175,000         5,804,500


                                        Quarterly Statements of Investments | 29

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL BEACON FUND                                                             COUNTRY     PRINCIPAL AMOUNT(e)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)
    (a)Harnischfeger Industries Inc.,
         8.90%, 3/01/22 ........................................................   United States    $    3,775,000   $       27,935
         8.70%, 6/15/22 ........................................................   United States         3,460,000           25,950
         7.25%, 12/15/25 .......................................................   United States         5,165,000           38,221
         6.875%, 2/15/27 .......................................................   United States         4,430,000           32,339
         Stipulated Bank Claim .................................................   United States         5,708,150           41,099
    (a)Mirant Americas Generation Inc.,
         7.625%, 5/01/06 .......................................................   United States           863,000          768,070
         8.30%, 5/01/11 ........................................................   United States         4,134,000        3,658,590
         9.125%, 5/01/31 .......................................................   United States         3,137,000        2,760,560
    (a)Mirant Corp.,
         Tranche C Revolver ....................................................   United States         7,016,181        4,244,789
         4 Year Revolver, 7/17/05 ..............................................   United States         4,477,649        3,022,413
         364 Day Revolver ......................................................   United States        11,868,000        7,180,140
    (a)Northwestern Corp.,
         8.75%, 3/15/12 ........................................................   United States         7,795,000        6,918,062
         6.95%, 11/15/28 .......................................................   United States         4,010,000        3,518,775
    (a)Owens Corning, Revolver .................................................   United States        31,580,630       25,027,649
    (a)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .................   United States           225,000            1,125
    (a)Safety Kleen Corp., 9.25%, 5/15/09 ......................................   United States           630,000           33,075
    (a)Safety Kleen Services, 9.25%, 6/01/08 ...................................   United States            50,000              250
    (a)Teco Panda,
         Bank Claim ............................................................   United States         1,804,200        1,136,646
         Bank Claim #2 .........................................................   United States        14,519,100        9,945,583
         Debt Service Reserve L/C Loan .........................................   United States           488,400          334,554
         Project L/C Loan Facility .............................................   United States         2,014,950        1,380,241
                                                                                                                     --------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $135,524,341) ...............                                        138,279,737
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   SHARES/PRINCIPAL
                                                                                                      AMOUNT(e)
                                                                                                   ----------------
       ISSUER
       COMPANIES IN LIQUIDATION
    (a)Brunos Inc., Liquidating Unit ...........................................   United States            62,735          138,017
    (a)City Investing Company Liquidating Trust ................................   United States           423,187          829,447
    (a)Eli Jacobs, bank claim ..................................................   United States        25,305,910          136,652
    (a)Guangdong International Trust & Investment Corp., .......................
         144A, 8.75%, 10/24/16 .................................................       China             3,250,000          219,375
         Revolver - Admitted Claim .............................................     Hong Kong             670,980           45,291
         Structured Note - Admitted Claim ......................................     Hong Kong           1,061,381           71,643
         Syndicated Loan - Admitted Claim ......................................     Hong Kong           1,835,131          123,871
    (a)MBOP Liquidating Trust ..................................................   United States           205,135              513
    (a)United Companies Financial Corp.,
         Bank Claim ............................................................   United States           112,077               --
         Revolver ..............................................................   United States        28,431,827               --
                                                                                                                     --------------
       TOTAL COMPANIES IN LIQUIDATION (COST $559,652) ..........................                                          1,564,809
                                                                                                                     --------------


30 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL BEACON FUND                                                             COUNTRY     PRINCIPAL AMOUNT(e)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       GOVERNMENT AGENCIES 13.1%
    (k)Federal Home Loan Bank, 1.058% - 2.510%,
          10/01/04 - 7/02/07 ...................................................   United States    $  618,212,000   $  613,037,951
       Federal Home Loan Mortgage Corp., 2.375% - 2.500%,
          5/19/06 - 5/19/06 ....................................................   United States        20,000,000       19,934,750
       Federal National Mortgage Association, 1.42% - 2.20%,
          6/01/05 - 12/29/06 ...................................................   United States        43,375,000       42,928,405
       U.S. Treasury Bill, 1.895%, 2/24/05 .....................................   United States        10,000,000        9,923,430
                                                                                                                     --------------
       TOTAL GOVERNMENT AGENCIES (COST $687,798,074) ...........................                                        685,824,536
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                         UNITS
                                                                                                  -------------------
       OTHER INVESTMENTS (COST $12,956,320) .3%
    (f)Inpower 2 Limited, Jersey ...............................................   Jersey Islands        5,500,300       17,093,149
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
          COST $3,869,929,126) .................................................                                      5,135,972,652
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(e)
                                                                                                  -------------------
       REPURCHASE AGREEMENTS 2.0%
(h),(l)Barclays Capital Inc., 1.90%, 10/01/04 (Maturity Value $301,032)
       Collateralized by U.S. Government Agency Securities .....................                    $      301,016          301,016
(h),(l)Bear Stearns & Co. Inc. 1.90%, 10/01/04 (Maturity Value $264,028)
       Collateralized by U.S. Government Agency Securities .....................                           264,014          264,014
(h),(l)JP Morgan Securities, 1.91%, 10/01/04 (Maturity Value $300,032)
       Collateralized by U.S. Government Agency Securities .....................                           300,016          300,016
(h),(l)Merrill Lynch GSI, 1.89%, 10/01/04 (Maturity Value $244,026)
       Collateralized by U.S. Government Agency Securities .....................                           244,013          244,013
    (h)Merrill Lynch & Co. Inc., 1.80%, 10/01/04 (Maturity Value $103,205,160)
       Collateralized by U.S. Government Agency Securities .....................                       103,200,000      103,200,000
(h),(l)Morgan Stanley & Co. Inc., 1.91%, 10/01/04 (Maturity Value $300,032)
       Collateralized by U.S. Government Agency Securities .....................                           300,016          300,016
                                                                                                                     --------------
       TOTAL REPURCHASE AGREEMENTS (COST $104,609,075) .........................                                        104,609,075
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $3,974,538,201) 99.6% ...........................                                      5,240,581,727
       OPTIONS WRITTEN .........................................................                                              (950)
       SECURITIES SOLD SHORT (.7)% .............................................                                       (37,795,248)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.3)% .................                                       (13,679,137)
       OTHER ASSETS, LESS LIABILITIES 1.4% .....................................                                         71,991,191
                                                                                                                     --------------
       NET ASSETS 100.0% .......................................................                                     $5,261,097,583
                                                                                                                     ==============


                                        Quarterly Statements of Investments | 31

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL BEACON FUND                                                             COUNTRY      SHARES/CONTRACTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $1,886)
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       Artisan Components Inc., Oct. 30 Calls, 10/16/04 ........................   United States                38   $          950
                                                                                                                     --------------
       SECURITIES SOLD SHORT .7%
       COMMUNICATIONS EQUIPMENT
       Tellabs Inc. ............................................................   United States           270,300   $    2,484,057
                                                                                                                     --------------
       DIVERSIFIED FINANCIAL SERVICES
       Nasdaq 100 ..............................................................   United States            68,500        2,407,775
                                                                                                                     --------------
       FOOD PRODUCTS .5%
       Kraft Foods Inc., A .....................................................   United States           801,918       25,436,839
                                                                                                                     --------------
       ISSUER
       HOTELS RESTAURANTS & LEISURE .1%
       Harrah's Entertainment Inc. .............................................   United States            74,630        3,953,898
                                                                                                                     --------------
       REAL ESTATE .1%
       Simon Property Group Inc. ...............................................   United States            41,840        2,243,879
       Simon Property Group Inc., pfd. .........................................   United States            24,400        1,268,800
                                                                                                                     --------------
                                                                                                                          3,512,679
                                                                                                                     --------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $39,028,195) ......................                                     $   37,795,248
                                                                                                                     ==============

CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar | EUR - Euro
                        | GBP - British Pound | JPY - Japanese Yen

(a) Non-income producing.

(b) See Note 2 regarding restricted securities.

(c) See Note 3 regarding Holdings of 5% Voting Securities.

(d) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(e) The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) Units consist of Noteco Ltd., Floating Rate Note (FRN), 9.02% 1/20/20, Series A2 (Principal Amount 5,500,300 GBP), Noteco Ltd. FRN, 9.02%, 1/20/20, Series A3 (Principal Amount 1,036,400 GBP), and 1,036,400 shares of Drax Group Ltd., common. principal of debt securities.

(g) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(h) At September 30, 2004, all repurchase agreements had been entered into on that date.

(i) Security held in connection with open option contracts.

(j) Security on loan.

(k) Security segregated with broker for securities sold short

(l) Investment from cash collateral received for loaned securities.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES/WARRENTS/
           MUTUAL BEACON FUND                                                         COUNTRY          CONTRACTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS 86.3%
           AEROSPACE & DEFENSE .5%
           Northrop Grumman Corp. ..............................................   United States           527,900   $   28,152,907
                                                                                                                     --------------
           AIRLINES .1%
    (a),(b)Ace Aviation Holdings Inc. ..........................................       Canada              311,000        6,102,390
                                                                                                                     --------------
           BEVERAGES 5.5%
           Brown-Forman Corp., A ...............................................   United States           143,200        6,700,328
           Brown-Forman Corp., B ...............................................   United States           391,650       17,937,570
           Carlsberg AS, A .....................................................      Denmark              113,300        4,885,171
           Carlsberg AS, B .....................................................      Denmark            1,876,968       87,830,446
           Coca-Cola Enterprises Inc. ..........................................   United States           890,100       16,822,890
           Diageo PLC ..........................................................   United Kingdom        5,181,408       64,784,031
           Fomento Economico Mexicano SA de CV Femsa, ADR ......................       Mexico              991,000       43,782,380
           Heineken Holding NV, A ..............................................    Netherlands          1,453,069       39,107,528
                                                                                                                     --------------
                                                                                                                        281,850,344
                                                                                                                     --------------
           CAPITAL MARKETS 2.2%
    (a),(b)A.B. Watley Group Inc. ..............................................   United States           128,355           20,537
           Guinness Peat Group PLC .............................................    New Zealand         19,778,076       29,211,323
           Irish Life & Permanent PLC ..........................................   Irish Republic        2,899,665       46,882,215
    (a),(b)Leucadia National Corp. .............................................   United States           684,780       36,853,148
                                                                                                                     --------------
                                                                                                                        112,967,223
                                                                                                                     --------------
           CHEMICALS 3.5%
           Akzo Nobel NV .......................................................    Netherlands            652,484       23,070,854
           Givaudan AG .........................................................    Switzerland             88,065       53,683,507
           Linde AG ............................................................      Germany              440,300       25,386,864
        (a)MG Technologies AG ..................................................      Germany            2,933,641       36,011,488
           Solvay SA ...........................................................      Belgium              437,923       40,576,163
                                                                                                                     --------------
                                                                                                                        178,728,876
                                                                                                                     --------------
           COMMERCIAL BANKS 3.9%
           Allied Irish Banks PLC ..............................................   Irish Republic        4,877,727       81,411,723
           Bank of Ireland .....................................................   Irish Republic        2,475,126       33,836,932
           BNP Paribas SA ......................................................       France              427,700       27,660,469
    (a),(b)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .....................       Japan             9,799,350        4,899,675
           Danske Bank .........................................................      Denmark            1,352,880       35,609,840
(a),(b),(c)FE Capital Holdings Ltd. ............................................       Japan                11,589       15,412,910
           Kansai Urban Banking Corp. ..........................................       Japan               836,925        1,421,674
(a),(b),(c)Nippon Investment LLC ...............................................       Japan             8,656,000               --
                                                                                                                     --------------
                                                                                                                        200,253,223
                                                                                                                     --------------
           COMMERCIAL SERVICES & SUPPLIES .5%
        (a)Alderwoods Group Inc. ...............................................   United States           140,422        1,380,348
           Republic Services Inc. ..............................................   United States           731,600       21,772,416
                                                                                                                     --------------
                                                                                                                         23,152,764
                                                                                                                     --------------
           COMMUNICATIONS EQUIPMENT .1%
        (a)Advanced Fibre Communications Inc. ..................................   United States           205,100        3,261,090
                                                                                                                     --------------
           COMPUTERS & PERIPHERALS
        (a)DecisionOne Corp. ...................................................   United States            87,619               --
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 33

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES/WARRENTS/
               MUTUAL BEACON FUND                                                     COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
               CONSTRUCTION MATERIALS 1.1%
               Ciments Francais SA .............................................      France               399,572   $   34,786,444
               RMC Group PLC ...................................................  United Kingdom         1,357,750       20,900,384
                                                                                                                     --------------
                                                                                                                         55,686,828
                                                                                                                     --------------
               CONSUMER FINANCE
            (d)Comdisco, Contingent Equity Distribution ........................   United States        41,726,153               --
                                                                                                                     --------------
               DISTRIBUTORS .5%
               Compania de Distribucion Integral Logista SA ....................       Spain               564,170       24,487,946
                                                                                                                     --------------
               DIVERSIFIED FINANCIAL SERVICES 5.2%
               Brascan Corp., A ................................................      Canada             2,147,100       64,905,794
               Deutsche Bourse AG ..............................................      Germany              409,100       20,718,303
               Euronext ........................................................    Netherlands          1,329,836       37,891,353
               Jardine Matheson Holdings Ltd. ..................................     Hong Kong           1,143,200       16,119,120
               Jardine Strategic Holdings Ltd. .................................     Hong Kong           1,967,800       13,184,260
            (d)Marconi Corp., Contingent Distribution ..........................   United States        14,561,300               --
            (d)Marconi Corp., Contingent Distribution ..........................  United Kingdom        19,348,400               --
               Pargesa Holdings SA .............................................    Switzerland             18,959       57,862,180
               Remgro Ltd. .....................................................   South Africa          4,382,450       55,704,223
                                                                                                                     --------------
                                                                                                                        266,385,233
                                                                                                                     --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
    (a),(b),(e)AboveNet Inc. ...................................................   United States           332,512        7,968,118
(a),(b),(d),(e)AboveNet Inc., Contingent Distribution .........................    United States        46,367,000               --
    (a),(b),(e)AboveNet Inc., wts., 9/08/08 ....................................   United States            11,105           31,982
    (a),(b),(e)AboveNet Inc., wts., 9/08/10 ....................................   United States            13,066           28,745
               BCE Inc. ........................................................      Canada               471,000       10,175,407
            (a)Belgacom SA .....................................................      Belgium              458,000       16,427,735
               Chunghwa Telecom Co. Ltd., ADR ..................................      Taiwan               999,982       17,609,683
            (d)Global Crossing Holdings Ltd., Contingent Distribution ..........   United States        45,658,716           57,074
               Kninklijke KPN NV ...............................................    Netherlands          2,137,200       16,028,003
            (a)MCI Inc .........................................................   United States           774,034       12,965,070
        (a),(d)Telewest Communications PLC, Contigent Distribution .............  United Kingdom        47,359,022               --
        (a),(d)Telewest Communications PLC, Contigent Distribution .............   United States         5,650,000               --
        (a),(d)Telewest Finance Ltd., Contingent Distribution ..................  United Kingdom         5,738,000               --
            (a)Telewest Global Inc. ............................................  United Kingdom         3,469,500       40,315,590
                                                                                                                     --------------
                                                                                                                        121,607,407
                                                                                                                     --------------
               ELECTRIC UTILITIES .5%
               E.ON AG .........................................................      Germany              373,800       27,545,115
                                                                                                                     --------------
               FOOD & STAPLES RETAILING .2%
            (a)Kroger Co. ......................................................   United States           722,800       11,217,856
                                                                                                                     --------------
               FOOD PRODUCTS 5.9%
               Cadbury Schweppes PLC ...........................................  United Kingdom         4,575,019       35,233,267
            (c)Farmer Brothers Co. .............................................   United States           904,637       24,180,947
               General Mills Inc. ..............................................   United States           359,400       16,137,060
               Groupe Danone ...................................................      France               606,400       47,739,718
               Lotte Confectionary Co. Ltd. ....................................    South Korea             50,489       33,147,793
               Nestle SA .......................................................    Switzerland            219,229       50,356,995


34 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL DISCOVERY FUND                                                      COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           FOOD PRODUCTS (CONT.)
           Orion Corp. .........................................................    South Korea             44,590   $    3,326,340
           Orkla ASA ...........................................................       Norway            3,172,032       89,168,066
                                                                                                                     --------------
                                                                                                                        299,290,186
                                                                                                                     --------------
           GAS UTILITIES .4%
           Tokyo Gas Co. Ltd ...................................................       Japan             6,217,500       22,083,322
                                                                                                                     --------------
           HEALTH CARE PROVIDERS & SERVICES .6%
    (a),(e)Kindred Healthcare Inc. .............................................   United States           934,740       21,667,273
    (a),(e)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ..................   United States               452               --
    (a),(e)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 ...................   United States               226            3,464
    (a),(e)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ..................   United States             2,259            1,468
    (a),(e)Kindred Healthcare Inc., wts., Series A, 4/20/06 ....................   United States            88,766        1,707,636
    (a),(e)Kindred Healthcare Inc., wts., Series B, 4/20/06 ....................   United States           221,915        3,836,910
        (a)Rotech Healthcare Inc. ..............................................   United States           135,085        2,701,700
                                                                                                                     --------------
                                                                                                                         29,918,451
                                                                                                                     --------------
           HOTELS RESTAURANTS & LEISURE .1%
        (a)Caesars Entertainment Inc. ..........................................   United States            53,600          895,120
        (a)FHC Delaware Inc. ...................................................   United States           212,022        1,668,613
(a),(b),(c)Hancock LLC .........................................................   United States         8,758,216          500,007
           Mandalay Resort Group ...............................................   United States            29,700        2,038,905
                                                                                                                     --------------
                                                                                                                          5,102,645
                                                                                                                     --------------
           HOUSEHOLD PRODUCTS .2%
           KAO Corp. ...........................................................       Japan               520,900       11,521,929
                                                                                                                     --------------
           INSURANCE 10.6%
        (a)Alleghany Corp. .....................................................   United States            72,132       19,684,823
        (a)Berkshire Hathaway Inc., A ..........................................   United States               853       73,912,450
        (a)Berkshire Hathaway Inc., B ..........................................   United States            33,520       96,235,920
        (a)Catlin Group ........................................................   United Kingdom        3,950,019       24,801,246
           E-L Financial Corp. Ltd. ............................................       Canada              177,619       50,693,971
           Hartford Financial Services Group Inc. ..............................   United States           408,600       25,304,598
(a,)(b),(c)Imagine Group Holdings Ltd. .........................................      Bermuda            4,551,501       46,614,334
           IPC Holdings Ltd. ...................................................      Bermuda              325,665       12,378,527
           Montpelier Re Holdings Ltd. .........................................      Bermuda              107,027        3,925,750
           Old Republic International Corp. ....................................   United States         1,518,550       38,009,306
    (a),(b)Olympus Re Holdings Ltd. ............................................      Bermuda               47,160        8,086,054
           Prudential Financial Inc. ...........................................   United States           421,200       19,813,248
           St. Paul Travelers Cos. Inc. ........................................   United States           859,263       28,407,235
           White Mountains Insurance Group Inc. ................................   United States           114,800       60,384,800
        (b)White Mountains Insurance Group Inc. ................................   United States            61,515       30,739,046
                                                                                                                     --------------
                                                                                                                        538,991,308
                                                                                                                     --------------
           INTERNET & CATALOG RETAIL .1%
        (a)Orbitz Inc. .........................................................   United States           135,900        3,696,480
                                                                                                                     --------------
           LEISURE EQUIPMENT & PRODUCTS .5%
           Agfa Gevaert NV .....................................................      Belgium              367,220       10,664,246
           Mattel Inc. .........................................................   United States           721,400       13,078,982
                                                                                                                     --------------
                                                                                                                         23,743,228
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 35

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY FUND                                                          COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       MACHINERY 1.0%
       Schindler Holding AG ....................................................    Switzerland            122,062   $   34,802,032
       Schindler Holding AG, Reg D .............................................    Switzerland             46,326       14,417,577
                                                                                                                     --------------
                                                                                                                         49,219,609
                                                                                                                     --------------
       MEDIA 8.0%
       Astral Media Inc., A ....................................................       Canada            1,394,900       31,362,718
       British Sky Broadcasting Group PLC ......................................   United Kingdom        2,146,300       18,639,044
       Clear Channel Communications Inc. .......................................   United States           559,300       17,433,381
    (a)Comcast Corp., A ........................................................   United States           179,400        5,008,848
    (a)Cox Communications Inc., A ..............................................   United States            71,100        2,355,543
       Daekyo Co. Ltd. .........................................................    South Korea              1,800           89,726
       E.W. Scripps Co., A .....................................................   United States           290,600       13,884,868
    (a)EchoStar Communications Corp., A ........................................   United States           581,900       18,108,728
    (b)Hollinger International Inc. ............................................   United States           880,440       13,700,527
    (a)JC Decaux SA ............................................................       France              494,086       11,245,288
    (a)Liberty Media Corp., A ..................................................   United States         4,255,518       37,108,117
    (a)NTL Inc. ................................................................   United Kingdom        1,458,722       90,542,874
       NV Holdingsmig de Telegraaf .............................................    Netherlands            249,441        5,646,199
       Omnicom Group Inc. ......................................................   United States           197,900       14,458,574
    (a)PTV Inc. ................................................................       France                    4               --
       SES Global, FDR .........................................................     Luxembourg          6,440,290       62,877,031
    (a)TVMAX Holdings Inc. .....................................................   United States            57,982          223,231
       Viacom Inc., B ..........................................................   United States           343,100       11,514,436
       Washington Post Co., B ..................................................   United States            60,003       55,202,760
                                                                                                                     --------------
                                                                                                                        409,401,893
                                                                                                                     --------------
       METALS & MINING 8.0%
       Anglo American PLC ......................................................   United Kingdom        3,114,647       74,781,779
       Anglo American PLC, ADR .................................................   United Kingdom            1,000           24,250
    (a)Apollo Gold Corp. .......................................................       Canada            1,602,300        1,308,415
       Barrick Gold Corp. ......................................................       Canada            1,125,900       23,688,936
       Freeport McMoran Copper & Gold Inc., B ..................................   United States           999,700       40,487,850
    (a)Gammon Lake Resources Inc. ..............................................       Canada            1,673,300        9,750,470
    (a)Glamis Gold Ltd. ........................................................       Canada              922,200       17,108,241
       Gold Fields Ltd. ........................................................    South Africa           282,144        3,822,142
       Impala Platinum Holdings Ltd. ...........................................    South Africa           462,062       37,127,491
(a),(b)International Steel Group ...............................................   United States         2,689,230       81,564,346
    (a)Kinross Gold Corp. ......................................................       Canada              687,500        4,671,087
       Newmont Mining Corp. ....................................................   United States         1,874,600       85,350,538
       Noranda Inc. ............................................................       Canada            1,069,800       18,659,056
    (a)Randgold & Exploration Co. Ltd., ADR ....................................    South Africa           143,100          303,372
    (a)Wheaton River Minerals Ltd. .............................................       Canada            1,868,279        5,880,261
    (a)Wheaton River Minerals Ltd., wts., 5/30/07 ..............................       Canada              600,670        1,161,957
                                                                                                                     --------------
                                                                                                                        405,690,191
                                                                                                                     --------------
       MULTI-UTILITIES & UNREGULATED POWER .7%
       National Grid Transco PLC ...............................................   United Kingdom          937,566        7,955,193
(a),(j)NRG Energy Inc. .........................................................   United States         1,130,428       30,453,730
    (d)NRG Energy Inc., Contingent Distribution ................................   United States        57,608,831               --
                                                                                                                     --------------
                                                                                                                         38,408,923
                                                                                                                     --------------


36 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL DISCOVERY FUND                                                     COUNTRY          CONTRACTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           MULTILINE RETAIL .5%
           Marks & Spencer Group PLC ...........................................   United Kingdom        4,449,964   $   27,658,059
                                                                                                                     --------------
           OIL & GAS 2.9%
        (a)Anchor Resources LLC ................................................   United States            53,272               --
           BP PLC ..............................................................   United Kingdom        2,095,000       20,025,233
           BP PLC, ADR .........................................................   United Kingdom          180,900       10,407,177
           Canadian Oil Sands Trust ............................................       Canada              389,100       16,858,378
           Eni SpA .............................................................       Italy               847,600       19,017,106
           Suncor Energy Inc. ..................................................       Canada            1,037,600       33,233,472
           Total SA, B .........................................................       France              127,671       26,040,724
           Total SA, B, ADR ....................................................       France              208,648       21,317,566
                                                                                                                     --------------
                                                                                                                        146,899,656
                                                                                                                     --------------
           PAPER & FOREST PRODUCTS 1.5%
        (c)Potlatch Corp. ......................................................   United States         1,612,550       75,483,465
                                                                                                                     --------------
           PERSONAL PRODUCTS .2%
           Beiersdorf AG .......................................................      Germany              130,510       12,384,694
                                                                                                                     --------------
           PHARMACEUTICALS 2.2%
           Fujisawa Pharmaceutical Co. Ltd. ....................................       Japan             1,218,800       27,512,541
           Sanofi-Aventis ......................................................       France              388,595       28,224,548
           Takeda Pharmaceutical Co. Ltd. ......................................       Japan               672,500       30,544,579
           Wyeth ...............................................................   United States           724,300       27,088,820
           Yamanouchi Pharmaceutical Co. Ltd. ..................................       Japan                42,300        1,367,925
                                                                                                                     --------------
                                                                                                                        114,738,413
                                                                                                                     --------------
           REAL ESTATE 2.3%
           American Financial Realty Trust .....................................   United States            79,700        1,124,567
        (a)Canary Wharf Group PLC ..............................................   United Kingdom        5,400,183       28,964,849
           Chelsea Property Group Inc. .........................................   United States            77,900        5,227,090
           iStar Financial Inc. ................................................   United States         1,056,000       43,538,880
           Rouse Co. ...........................................................   United States            68,900        4,608,032
    (a),(b)Security Capital European Realty ....................................     Luxembourg             77,014          565,283
(a),(b),(c)Torre Mayor Investments, LP .........................................       Mexico                  170       11,050,000
           Ventas Inc. .........................................................   United States           856,200       22,192,704
                                                                                                                     --------------
                                                                                                                        117,271,405
                                                                                                                     --------------
           ROAD & RAIL 1.9%
           CSX Corp. ...........................................................   United States           443,700       14,730,840
        (b)Florida East Coast Industries Inc. ..................................   United States         2,247,600       80,177,511
                                                                                                                     --------------
                                                                                                                         94,908,351
                                                                                                                     --------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT .5%
    (a),(i)Artisan Components Inc. .............................................   United States            78,700        2,290,957
           Samsung Electronics Co. Ltd. ........................................    South Korea             55,500       22,074,685
                                                                                                                     --------------
                                                                                                                         24,365,642
                                                                                                                     --------------
           SOFTWARE .5%
           Nintendo Co. Ltd. ...................................................       Japan               200,200       24,514,657
                                                                                                                     --------------
           SPECIALTY RETAIL .1%
        (a)Hollywood Entertainment Corp. .......................................   United States           278,100        2,744,847
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 37

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY FUND                                                           COUNTRY         CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       THRIFTS & MORTGAGE FINANCE .3%
       Hudson City Bancorp Inc. ................................................    United States          376,333   $   13,450,141
                                                                                                                     --------------
       TOBACCO 10.7%
       Altadis SA ..............................................................        Spain            3,181,151      108,405,618
       Altria Group Inc. .......................................................    United States        1,031,705       48,531,403
       British American Tobacco PLC ............................................   United Kingdom       10,342,443      150,115,914
       Gallaher Group PLC ......................................................   United Kingdom        3,944,642       45,961,019
       Imperial Tobacco Group PLC ..............................................   United Kingdom        4,557,496       99,431,472
       ITC Ltd. ................................................................        India            1,202,467       29,787,465
       KT & G Corp., GDR, 144A .................................................     South Korea         4,680,078       61,589,827
                                                                                                                     --------------
                                                                                                                        543,822,718
                                                                                                                     --------------
       WIRELESS TELECOMMUNICATION SERVICES .4%
    (a)AT&T Wireless Services Inc. .............................................    United States        1,423,900       21,045,242
    (a)Vast Solutions Inc., B1 .................................................    United States           36,976               --
    (a)Vast Solutions Inc., B2 .................................................    United States           36,976               --
    (a)Vast Solutions Inc., B3 .................................................    United States           36,976               --
                                                                                                                     --------------
                                                                                                                         21,045,242
                                                                                                                     --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $3,297,689,255) .................................................                                      4,397,754,657
                                                                                                                     --------------
       PREFERRED STOCKS .5%
       ELECTRIC UTILITIES
    (a)Montana Power Co., 8.45%, pfd. ..........................................    United States           49,500          314,325
                                                                                                                     --------------
       FOOD PRODUCTS .1%
       Unilever NV, pfd. .......................................................     Netherlands           494,300        2,661,923
                                                                                                                     --------------
       MEDIA
       News Corp. Ltd., ADR, pfd. ..............................................      Australia            651,100       20,398,963
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom           88,466          437,907
                                                                                                                     --------------
                                                                                                                         20,836,870
                                                                                                                     --------------
       TOTAL PREFERRED STOCKS (COST $22,479,827) ...............................                                         23,813,118
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       CORPORATE BONDS & NOTES 3.7%
       Calpine Corp., senior note,
         7.625%, 4/15/06 .......................................................    United States   $   5,953,000         5,536,290
         10.50%, 5/15/06 .......................................................    United States         499,000           484,030
       Calpine Generating Co., 144A, 11.17%, 4/01/11 ...........................    United States      25,597,000        23,165,285
       DecisionOne Corp., Term Loan ............................................    United States       2,638,349           659,587
       Eurotunnel PLC, FRN,
         6.347%, 12/31/18, Tier 2 ..............................................   United Kingdom       5,731,599 GBP     7,841,404
         6.347%, 12/31/25, Tier 3 ..............................................   United Kingdom      23,082,138 GBP    20,703,907


38 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY FUND                                                         COUNTRY     PRINCIPAL AMOUNT(f)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONT.)
       Eurotunnel SA, FRN,
         3.453%, 12/31/18, Tier 2 (PIBOR) .......................................      France             628,134 EUR $     589,815
         3.453%, 12/31/25, Tier 3 (PIBOR) ......................................       France           5,943,809 EUR     3,659,207
         3.449%, 12/31/18, Tier 2 (LIBOR) ......................................       France           1,420,047 EUR     1,333,419
         3.449%, 12/31/25, Tier 3 (LIBOR) ......................................       France          26,443,001 EUR    16,279,193
       Guadalupe Power Partners LP,
         Debt Service Reserve, 6.00%, 9/21/06 ..................................   United States          109,700            94,890
         Power Sale Agreement, 6.00%, 9/21/06 ..................................   United States          180,700           156,306
         Term Loan, 3.75%, 9/21/06 .............................................   United States        1,335,767         1,155,439
       HealthSouth Corp., 7.625%, 6/01/12 ......................................   United States       29,277,000        28,471,883
       MCI Inc.,
         5.908%, 5/01/07 .......................................................   United States        4,813,000         4,782,919
         6.688%, 5/01/09 .......................................................   United States        8,073,000         7,800,536
         7.735%, 5/01/14 .......................................................   United States        4,125,000         3,918,750
       Motor Coach Industries International Inc., FRN, 15.00%,
         10/01/08 ..............................................................   United States       24,898,565        24,898,565
       Odessa-Ector Power Partners LP,
         Debt Service Reserve, 3.625%, 2/10/07 .................................   United States           71,900            65,429
         Power Sale Agreement, 3.625%, 2/10/07 .................................   United States          154,800           140,868
         Term Loan, 3.50%, 2/10/07 .............................................   United States        1,273,881         1,159,232
       Reliant Energy Channelview LP Inc.,
         Revolver, 2.938%, 8/15/07 .............................................   United States          306,300           260,355
         Term Loan A, 2.938%, 11/26/17 .........................................   United States        3,260,849         2,771,722
       Seton House Finance Ltd., zero cpn., 2/07/12 ............................   United Kingdom      41,212,000 EUR    13,070,157
       Trump Atlantic,
         11.25%, 5/01/06 .......................................................   United States       18,480,000        16,031,400
         Series B, 11.25%, 5/01/06 .............................................   United States        5,431,000         4,711,393
         Series B, 144A, 11.25%, 5/01/06 .......................................   United States          335,000           290,613
       TVMax Holdings Inc., PIK,
         11.50%, 2/01/05 .......................................................   United States           82,309            83,146
         14.00%, 2/01/05 .......................................................   United States          298,159           301,754
                                                                                                                     --------------
       TOTAL CORPORATE BONDS & NOTES (COST $195,944,492) .......................                                        190,417,494
                                                                                                                     --------------
       BONDS & NOTES IN REORGANIZATION 2.4%
    (a)Adelphia Communications Corp.,
         9.25%, 10/01/02 .......................................................   United States         4,491,000        3,974,535
         8.125%, 7/15/03 .......................................................   United States           650,000          572,000
         7.50%, 1/15/04 ........................................................   United States         1,655,000        1,439,850
         10.50%, 7/15/04 .......................................................   United States         2,605,000        2,396,600
         9.875%, 3/01/05 .......................................................   United States         1,168,000        1,051,200
         10.25%, 11/01/06 ......................................................   United States         4,326,000        3,915,030
         9.875%, 3/01/07 .......................................................   United States           167,000          151,135
         8.375%, 2/01/08 .......................................................   United States         4,053,000        3,607,170
         7.75%, 1/15/09 ........................................................   United States         4,500,000        3,982,500
         7.875%, 5/01/09 .......................................................   United States         4,280,000        3,723,600
         9.375%, 11/15/09 ......................................................   United States         4,710,000        4,356,750
         10.875%, 10/01/10 .....................................................   United States         4,237,000        3,919,225
         10.25%, 6/15/11 .......................................................   United States         3,685,000        3,491,537


                                        Quarterly Statements of Investments | 39

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY FUND                                                          COUNTRY     PRINCIPAL AMOUNT(f)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)
    (a)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11 .........................   United States    $     280,000    $        1,400
    (a)Air Canada Inc.,
         6.75%, 2/02/04 ........................................................       Canada           1,017,000 CAD       183,764
         9.00%, 6/01/06 ........................................................       Canada           1,785,000 CAD       329,901
         10.00%, 6/01/06 .......................................................       Canada           4,265,000 EUR     1,285,913
         7.25%, 10/01/07 .......................................................       Canada           3,243,000 CAD       601,866
      (j)10.25%, 3/15/11 .......................................................       Canada           9,450,000         2,487,032
         Bank Claim ............................................................       Canada          10,715,600 CAD     1,907,136
         Bank Claim ............................................................       Canada         203,461,000 JPY       454,425
         Term Loan .............................................................       Canada           7,419,000         2,023,636
         zero cpn., 7/31/05 ....................................................       Canada           8,636,401         2,285,615
    (a)Armstrong Holdings Inc.,
         6.35%, 08/15/03 .......................................................   United States        1,778,000         1,146,810
         6.50%, 8/15/05 ........................................................   United States        1,668,000         1,084,200
         9.75%, 4/15/08 ........................................................   United States        1,837,000         1,194,050
         7.45%, 5/15/29 ........................................................   United States          415,000           264,563
    (a)Century Communications Corp.,
         9.50%, 3/01/05 ........................................................   United States          870,000           935,250
         8.875%, 1/15/07 .......................................................   United States        1,101,000         1,173,941
         8.75%, 10/01/07 .......................................................   United States        1,677,000         1,752,465
         8.375%, 12/15/07 ......................................................   United States          392,000           416,010
         Series B, zero cpn., 1/15/08 ..........................................   United States        3,017,000         1,870,540
         zero cpn., 3/15/03 ....................................................   United States        4,770,000         4,483,800
    (a)Harnischfeger Industries Inc.,
         8.90%, 3/01/22 ........................................................   United States        2,885,000            21,349
         8.70%, 6/15/22 ........................................................   United States        2,715,000            20,363
         7.25%, 12/15/25 .......................................................   United States        3,930,000            29,082
         6.875%, 2/15/27 .......................................................   United States        3,670,000            26,791
         Stipulated Bank Claim .................................................   United States        4,550,000            32,760
    (a)Mirant Americas Generation Inc.,
         7.625%, 5/01/06 .......................................................   United States          834,000           742,260
         8.30%, 5/01/11    . ...................................................   United States        3,665,000         3,243,525
         9.125%, 5/01/31 .......................................................   United States        2,868,000         2,523,840
    (a)Mirant Corp.,
         Tranche C Revolver ....................................................   United States        5,745,885         3,476,261
         4 Year Revolver, 7/17/05 ..............................................   United States        3,666,275         2,474,735
         364 Day Revolver ......................................................   United States        9,888,400         5,982,482
    (a)Northwestern Corp.,
      (j)8.75%, 3/15/12    . ...................................................   United States        6,510,000         5,777,625
         6.95%, 11/15/28 .......................................................   United States        3,280,000         2,878,200
    (a)Owens Corning, Revolver .................................................   United States       24,825,828        19,674,469
    (a)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .................   United States          150,000               750
    (a)Safety Kleen Corp., 9.25%, 5/15/09 ......................................   United States          520,000            27,300
    (a)Safety Kleen Services, 9.25%, 6/01/08 ...................................   United States           40,000               200
    (a)Teco Panda,
         Bank Claim ............................................................   United States        1,664,400         1,048,572
         Bank Claim #2 .........................................................   United States       12,815,600         8,778,686
         Debt Service Reserve L/C Loan .........................................   United States          413,400           283,179
         Project L/C Loan Facility .............................................   United States        1,774,800         1,215,738
                                                                                                                     --------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $119,269,505) ...............                                        120,721,616
                                                                                                                     --------------


40 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHARES/
       MUTUAL DISCOVERY FUND                                                          COUNTRY     PRINCIPAL AMOUNT(f)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMPANIES IN LIQUIDATION
    (a)Brunos Inc., Liquidating Unit ...........................................   United States           40,574    $       89,263
    (a)City Investing Company Liquidating Trust ................................   United States          125,500           245,980
       Guangdong International Trust & Investment Corp.,
         144A, 8.75%, 10/24/16 .................................................       China            2,600,000           175,500
         Revolver - Admitted Claim .............................................     Hong Kong            536,784            36,233
         Structured Note - Admitted Claim ......................................     Hong Kong            849,105            57,314
         Syndicated Loan - Admitted Claim ......................................     Hong Kong          1,468,105            99,097
    (a)MBOP Liquidating Trust ..................................................   United States          273,144               683
    (a)Petrie Stores Liquidating Trust, CBI ....................................   United States        1,213,700           534,028
    (a)United Companies Financial Corp.,
         Bank Claim ............................................................   United States           77,701                --
         Revolver ..............................................................   United States       19,711,401                --
                                                                                                                     --------------
       TOTAL COMPANIES IN LIQUIDATION (COST $434,510) ..........................                                          1,238,098
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       GOVERNMENT AGENCIES 5.1%
    (i)Federal Home Loan Bank, 1.317% - 2.197%,
         10/13/04 - 1/26/07 ....................................................   United States   $  173,194,000       171,457,956
       Federal Home Loan Mortgage Corp., 2.375%, 5/19/06 .......................   United States       10,000,000         9,958,030
       Federal National Mortgage Association, 1.81% - 2.20%,
         12/23/05 - 12/18/06 ...................................................   United States       20,000,000        19,782,670
       Federal Republic of Germany, 4.25%, 2/18/05 .............................      Germany          15,000,000 EUR    18,798,271
       German Treasury Bills, 2.028% - 2.090%, 1/12/05 - 3/16/05 ...............      Germany          10,000,000 EUR    12,334,051
       Kingdom of Norway, 5.75% - 6.75%, 11/30/04 - 1/15/07 ....................       Norway         130,870,000 NOK    20,268,667
       U.S. Treasury Bill, 1.895%, 2/24/05 .....................................   United States       10,000,000         9,923,430
                                                                                                                     --------------
       TOTAL GOVERNMENT AGENCIES (COST $262,077,845) ...........................                                        262,523,075
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                        UNIT
                                                                                                  -------------------
       OTHER INVESTMENTS (COST $15,108,642) .4%
    (g)Inpower 2 Limited, Jersey ...............................................   Jersey Islands       6,309,200        19,606,947
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
         (COST $3,913,002,076) .................................................                                      5,016,075,005
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       REPURCHASE AGREEMENTS 1.0%
(h),(k)Barclays Capital Inc., 1.90%, 10/01/04 (Maturity Value $1,530,161)
       Collateralized by U.S. Government Agency Securities .....................                   $    1,530,081         1,530,081
(h),(k)Bear Stearns & Co. Inc. 1.90%, 10/01/04 (Maturity Value $1,600,167)
       Collateralized by U.S. Government Agency Securities .....................                        1,600,084         1,600,084
(h),(k)JP Morgan Securities, 1.88%, 10/01/04 (Maturity Value $1,405,145)
       Collateralized by U.S. Government Agency Securities .....................                        1,405,073         1,405,073
(h),(k)Merrill Lynch GSI, 1.89%, 10/01/04 (Maturity Value $1,166,121)
       Collateralized by U.S. Government Agency Securities .....................                        1,166,061         1,166,061
    (h)Merrill Lynch & Co. Inc., 1.65%, 10/01/04 (Maturity Value $32,501,490)
       Collateralized by U.S. Government Agency Securities .....................                       32,500,000        32,500,000
    (h)Merrill Lynch & Co. Inc., 1.80%, 10/01/04 (Maturity Value $13,800,690)
       Collateralized by U.S. Government Agency Securities .....................                       13,800,000        13,800,000


                                        Quarterly Statements of Investments | 41

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY FUND                                                          COUNTRY     PRINCIPAL AMOUNT(f)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENTS (CONT.)
(h),(k)Morgan Stanley & Co. Inc., 1.91%, 10/01/04 (Maturity Value $1,200,127)
       Collateralized by U.S. Government Agency Securities .....................                    $    1,200,064   $    1,200,064
                                                                                                                     --------------
       TOTAL REPURCHASE AGREEMENTS (COST $53,201,363) ..........................                                     $   53,201,363
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $3,966,203,439) 99.4% ...........................                                      5,069,276,368
       OPTIONS WRITTEN .........................................................                                               (900)
       SECURITIES SOLD SHORT (.5)% .............................................                                        (30,211,768)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.4)% .................                                        (21,266,920)
       OTHER ASSETS, LESS LIABILITIES 1.7% .....................................                                         78,909,343
                                                                                                                     --------------
       NET ASSETS 100.0% .......................................................                                     $5,096,706,123
                                                                                                                     --------------

       OPTIONS WRITTEN (PREMIUMS RECEIVED $1,786)                                                   --------------
       ISSUER                                                                                         CONTRACTS
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                     --------------

       Artisan Components Inc., Oct. 30 Calls, 10/16/04 ........................   United States                36   $          900
                                                                                                                     --------------

       SECURITIES SOLD SHORT .5%                                                                    --------------
       ISSUER                                                                                           SHARES
       COMMUNICATIONS EQUIPMENT                                                                     --------------

       Tellabs Inc .............................................................   United States           252,255   $    2,318,223
                                                                                                                     --------------

       DIVERSIFIED FINANCIAL SERVICES
       Nasdaq 100 ..............................................................   United States            65,200        2,291,780
                                                                                                                     --------------

       FOOD PRODUCTS .4%
       Kraft Foods Inc., A. ....................................................   United States           682,843       21,659,780
                                                                                                                     --------------

       HOTELS RESTAURANTS & LEISURE
       Harrah's Entertainment Inc ..............................................   United States            12,000          635,760
                                                                                                                     --------------

       REAL ESTATE .1%
       Simon Property Group Inc. ...............................................   United States            38,960        2,089,425
       Simon Property Group Inc., pfd. .........................................   United States            23,400        1,216,800
                                                                                                                     --------------
                                                                                                                          3,306,225
                                                                                                                     --------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $31,365,189) ......................                                     $   30,211,768
                                                                                                                     --------------

CURRENCY ABBREVIATIONS:  | CAD - Canadian Dollar| EUR - Euro
                         | GBP - British Pound| JPY - Japanese Yen
                           NOK - Norwegian Krone

(a)  Non-income producing.

(b)  See Note 2 regarding restricted securities.

(c)  See Note 3 regarding Holdings of 5% Voting Securities.

(d) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g) Units consist of Noteco Ltd., Floating Rate Note (FRN), 9.02% 1/20/20, Series A2 (Principal Amount 6,309,200 GBP), Noteco Ltd. FRN, 9.02%, 1/20/20, Series A3 (Principal Amount 1,190,300 GBP), and 1,190,300 shares of Drax Group Ltd., common.

(h) At September 30, 2004, all repurchase agreements had been entered into on that date.

(i)  Security held in connection with open option contracts.

(j)  Security on loan.

(k)  Investment from cash collateral received for loaned securities.

(l)  Security segregated with broker for securities sold short.


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL EUROPEN FUND                                                            COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 82.9%
       BEVERAGES 6.4%
    (a)C&C Group PLC ...........................................................   Irish Republic        4,330,000   $   13,247,684
       Carlsberg AS, A .........................................................      Denmark               28,600        1,233,150
       Carlsberg AS, B .........................................................      Denmark              539,506       25,245,531
       Diageo PLC ..............................................................   United Kingdom        1,721,908       21,529,310
       Heineken Holding NV, A ..................................................    Netherlands            671,476       18,071,943
                                                                                                                     --------------
                                                                                                                         79,327,618
                                                                                                                     --------------
       CAPITAL MARKETS 2.6%
       Aareal Bank AG ..........................................................      Germany               22,600          639,450
       Irish Life & Permanent PLC ..............................................   Irish Republic        1,045,905       16,910,348
       Schroders PLC ...........................................................   United Kingdom        1,297,661       14,409,170
                                                                                                                     --------------
                                                                                                                         31,958,968
                                                                                                                     --------------
       CHEMICALS 5.1%
       Akzo Nobel NV ...........................................................    Netherlands            278,200        9,836,734
       Givaudan AG .............................................................    Switzerland             32,675       19,918,340
       Linde AG ................................................................      Germany              184,723       10,650,778
    (a)MG Technologies AG ......................................................      Germany            1,023,294       12,561,298
       Solvay SA ...............................................................      Belgium              109,700       10,164,356
                                                                                                                     --------------
                                                                                                                         63,131,506
                                                                                                                     --------------
       COMMERCIAL BANKS 7.0%
       Allied Irish Banks PLC ..................................................   Irish Republic        1,813,400       30,266,561
       Almanij NV ..............................................................      Belgium              265,474       17,878,760
       Bank of Ireland .........................................................   Irish Republic        1,034,775       14,146,193
       BNP Paribas SA ..........................................................       France              200,200       12,947,454
       Danske Bank .............................................................      Denmark              444,900       11,710,438
                                                                                                                     --------------
                                                                                                                         86,949,406
                                                                                                                     --------------
       COMMERCIAL SERVICES & SUPPLIES .5%
    (a)Techem AG ...............................................................      Germany              211,581        5,828,641
                                                                                                                     --------------
       CONSTRUCTION & ENGINEERING 1.7%
    (a)FLS Industries A/S ......................................................      Denmark              400,800        4,956,666
       Imtech NV ...............................................................    Netherlands            606,012       16,053,797
                                                                                                                     --------------
                                                                                                                         21,010,463
                                                                                                                     --------------
       CONSTRUCTION MATERIALS 3.2%
       Ciments Francais SA .....................................................       France              113,977        9,922,753
       CRH PLC .................................................................   Irish Republic          610,300       14,588,603
       Italcementi SpA .........................................................       Italy               722,765       10,696,976
       RMC Group PLC ...........................................................   United Kingdom          343,335        5,285,092
                                                                                                                     --------------
                                                                                                                         40,493,424
                                                                                                                     --------------
       CONSUMER FINANCE .6%
       Provident Financial PLC .................................................   United Kingdom          764,922        7,810,560
                                                                                                                     --------------
       CONTAINERS & PACKAGING 1.1%
       Huhtamaki OYJ ...........................................................      Finland            1,017,240       13,676,220
                                                                                                                     --------------
       DISTRIBUTORS 1.1%
       Compania de Distribucion Integral Logista SA ............................       Spain               322,008       13,976,841
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 43

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
               MUTUAL EUROPEN FUND                                                    COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
               DIVERSIFIED FINANCIAL SERVICES 2.9%
               Deutsche Bourse AG ..............................................      Germany              203,100   $   10,285,719
               Euronext ........................................................    Netherlands            453,279       12,915,393
            (b)Marconi Corp., Contingent Distribution ..........................   United States        12,507,600               --
            (b)Marconi Corp., Contingent Distribution ..........................   United Kingdom       16,074,400               --
               Pargesa Holdings SA .............................................    Switzerland              4,384       13,379,809
                                                                                                                     --------------
                                                                                                                         36,580,921
                                                                                                                     --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES 3.2%
    (a),(c),(d)AboveNet Inc. ...................................................   United States            83,713        2,006,048
(a),(b),(c),(d)AboveNet Inc., Contingent Distribution ..........................   United States        11,722,000               --
    (a),(c),(d)AboveNet Inc., wts., 9/08/08 ....................................   United States             2,816            8,110
    (a),(c),(d)AboveNet Inc., wts., 9/08/10 ....................................   United States             3,313            7,289
            (a)Belgacom SA   . . . . . .........................................      Belgium              169,600        6,083,283
               Koninklijke KPN NV ..............................................    Netherlands          1,085,300        8,139,244
               Swisscom AG   . . . . . .........................................    Switzerland             35,000       12,171,713
               Telekom Austria AG ..............................................      Austria              615,000        8,627,822
        (a),(b)Telewest Communications PLC, Contingent Distribution ............   United Kingdom        1,090,947               --
        (a),(b)Telewest Finance Ltd., Contingent Distribution ..................   United Kingdom        1,465,000               --
            (a)Telewest Global Inc. ............................................   United Kingdom          221,109        2,569,286
                                                                                                                     --------------
                                                                                                                         39,612,795
                                                                                                                     --------------
               ELECTRIC UTILITIES .6%
               E.ON AG .........................................................      Germany              109,600        8,076,363
                                                                                                                     --------------
               ENERGY EQUIPMENT & SERVICES .6%
               Fugro NV ........................................................    Netherlands             90,665        7,075,715
                                                                                                                     --------------
               FOOD & STAPLES RETAILING .6%
               Groupe Bourbon ..................................................       France              170,549        7,848,160
                                                                                                                     --------------
               FOOD PRODUCTS 8.1%
               Cadbury Schweppes PLC ...........................................   United Kingdom        2,410,112       18,560,823
               Groupe Danone ...................................................       France              267,470       21,056,963
               Nestle SA .......................................................    Switzerland             96,837       22,243,500
               Orkla ASA .......................................................       Norway            1,138,840       31,584,475
               Rieber & Son ASA ................................................       Norway              993,050        8,217,916
                                                                                                                     --------------
                                                                                                                        101,663,677
                                                                                                                     --------------
               HEALTH CARE PROVIDERS & SERVICES .4%
               OPG Groep NV ....................................................    Netherlands             86,665        4,699,451
                                                                                                                     --------------
               HOUSEHOLD DURABLES 1.0%
               Hunter Douglas NV   . ...........................................    Netherlands            260,929       12,003,935
                                                                                                                     --------------
               INSURANCE 4.6%
            (a)Berkshire Hathaway Inc., A ......................................   United States               203       17,589,950
            (a)Catlin Group ....................................................   United Kingdom          967,800        6,076,590
               Montpelier Re Holdings Ltd. .....................................      Bermuda               36,493        1,338,563
        (a),(c)Olympus Re Holdings Ltd. ........................................      Bermuda               16,080        2,757,077
               White Mountains Insurance Group Inc. ............................   United States            37,500       19,725,000
            (c)White Mountains Insurance Group Inc. ............................   United States            20,972       10,479,708
                                                                                                                     --------------
                                                                                                                         57,966,888
                                                                                                                     --------------


44 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL EUROPEN FUND                                                             COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       LEISURE EQUIPMENT & PRODUCTS .2%
       Agfa Gevaert NV .........................................................      Belgium               95,626   $    2,777,025
                                                                                                                     --------------
       MACHINERY 4.6%
       Alfa Laval AB ...........................................................       Sweden              544,300        7,928,732
       Kone Corp., B ...........................................................      Finland              289,690       17,508,222
       Schindler Holding AG ....................................................    Switzerland             62,378       17,785,069
       Schindler Holding AG, Reg D .............................................    Switzerland             47,281       14,714,792
                                                                                                                     --------------
                                                                                                                         57,936,815
                                                                                                                     --------------
       MEDIA 6.4%
       Axel Springer AG ........................................................      Germany                1,196          131,195
       British Sky Broadcasting Group PLC ......................................   United Kingdom          533,400        4,632,188
    (c)Hollinger International Inc. ............................................   United States           215,694        3,356,414
    (a)JC Decaux SA ............................................................       France              212,783        4,842,894
    (a)NTL Inc. ................................................................   United Kingdom          691,005       42,890,680
       NV Holdingsmig de Telegraaf .............................................    Netherlands            274,319        6,209,323
    (a)PTV Inc. ................................................................       France                    2               --
       SES Global, FDR .........................................................     Luxembourg          1,806,864       17,640,548
                                                                                                                     --------------
                                                                                                                         79,703,242
                                                                                                                     --------------
       METALS & MINING 6.6%
       Anglo American PLC ......................................................   United Kingdom        1,068,181       25,646,719
       Anglo American PLC, ADR .................................................   United Kingdom              200            4,850
       Barrick Gold Corp. ......................................................       Canada              228,900        4,816,056
       Highland Gold Mining Ltd. ...............................................   United Kingdom        2,653,700       11,781,185
    (a)KGHM Polska Miedz SA ....................................................       Poland            1,572,454       15,170,525
    (a)KGHM Polska Miedz SA, GDR ...............................................       Poland               26,800          515,900
    (a)Rio Narcea Gold Mines Ltd. ..............................................       Canada            4,430,100       10,993,153
       Vedanta Resources PLC ...................................................   United Kingdom        1,999,000       13,040,264
                                                                                                                     --------------
                                                                                                                         81,968,652
                                                                                                                     --------------
       MULTI-UTILITIES & UNREGULATED POWER .2%
       National Grid Transco PLC ...............................................   United Kingdom          243,400        2,065,235
                                                                                                                     --------------
       MULTILINE RETAIL .7%
       Jelmoli Holding AG ......................................................    Switzerland              1,200        1,503,494
       Marks & Spencer Group PLC ...............................................   United Kingdom        1,082,900        6,730,596
                                                                                                                     --------------
                                                                                                                          8,234,090
                                                                                                                     --------------
       OIL & GAS 2.3%
       BP PLC ..................................................................   United Kingdom          747,800        7,147,909
       Eni SpA .................................................................       Italy               361,200        8,104,033
       Norsk Hydro ASA .........................................................       Norway               28,300        2,067,665
       Total SA, B .............................................................       France               53,750       10,963,248
                                                                                                                     --------------
                                                                                                                         28,282,855
                                                                                                                     --------------
       PERSONAL PRODUCTS .2%
       Beiersdorf AG ...........................................................      Germany               32,735        3,106,375
                                                                                                                     --------------
       PHARMACEUTICALS .5%
       Sanofi-Aventis ..........................................................       France               94,596        6,870,725
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 45

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL EUROPEN FUND                                                             COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       REAL ESTATE .1%
    (a)Canary Wharf Group PLC ..................................................   United Kingdom        192,100     $    1,030,363
(a),(c)Security Capital European Realty ........................................     Luxembourg           27,506            201,894
                                                                                                                     --------------
                                                                                                                          1,232,257
                                                                                                                     --------------
       SPECIALTY RETAIL .5%
       Fielmann AG .............................................................      Germany            114,876          6,840,698
                                                                                                                     --------------
       TOBACCO 9.3%
       Altadis SA ..............................................................       Spain           1,086,551         37,026,923
       British American Tobacco PLC ............................................   United Kingdom      2,957,758         42,930,529
       Gallaher Group PLC ......................................................   United Kingdom        967,200         11,269,336
       Imperial Tobacco Group PLC ..............................................   United Kingdom      1,163,365         25,381,283
                                                                                                                     --------------
                                                                                                                        116,608,071
                                                                                                                     --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $795,353,411) ....................................................                                      1,035,317,592
                                                                                                                     --------------
       PREFERRED STOCKS .6%
       FOOD PRODUCTS .1%
       Unilever NV, pfd. .......................................................    Netherlands          275,284          1,482,470
                                                                                                                     --------------
       MACHINERY .5%
       Jungheinrich AG, pfd ....................................................      Germany            277,578          5,461,456
                                                                                                                     --------------
       MEDIA
       PTV Inc., 10.00%, A, pfd. ...............................................    Switzerland           48,028            237,739
                                                                                                                     --------------
       TOTAL PREFERRED STOCKS (COST $8,253,436) ................................                                          7,181,665
                                                                                                                     --------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(e)
                                                                                                  -------------------
       CORPORATE BONDS & NOTES 4.6%
       Eurotunnel PLC,
         FRN, 6.347%, 12/31/18, Tier 2 .........................................   United Kingdom      7,491,083 GBP     10,248,555
         FRN, 6.347%, 12/31/25, Tier 3 .........................................   United Kingdom     14,210,422 GBP     12,746,274
         Participating Loan Note, 4/30/40 ......................................   United Kingdom        210,000 GBP         49,469
       Eurotunnel SA, FRN,
         3.453%, 12/31/18, Tier 2 (PIBOR) ......................................       France            437,395 EUR        410,712
         3.453%, 12/31/25, Tier 3 (PIBOR) ......................................       France          5,798,977 EUR      3,570,044
         3.449%, 12/31/18, Tier 2 (LIBOR) ......................................       France            988,713 EUR        928,398
         3.449%, 12/31/25, Tier 3 (LIBOR) ......................................       France          8,537,014 EUR      5,255,671
       Seton House Finance Ltd., zero cpn., 2/07/12 ............................   United Kingdom     76,357,000 EUR     24,216,199
                                                                                                                     --------------
       TOTAL CORPORATE BONDS & NOTES (COST $58,201,636) ........................                                         57,425,322
                                                                                                                     --------------


46 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL EUROPEN FUND                                                            COUNTRY     PRINCIPAL AMOUNT(e)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       GOVERNMENT AGENCIES 9.7%
       Federal Home Loan Bank, 1.307% - 2.166%,
         10/01/04 - 7/15/05 ....................................................   United States   $  28,000,000     $   27,811,655
       Federal Home Loan Mortgage Corp., 2.375%, 5/19/06 .......................   United States       2,000,000          1,991,606
       Federal Republic of Germany, 2.50% - 4.25%,
         2/18/05 - 9/16/05 .....................................................      Germany         22,500,000 EUR     28,108,793
       German Treasury Bill, 1.965% - 2.115%, 10/20/04 - 3/16/05 ...............      Germany         45,000,000 EUR     55,543,912
       Kingdom of Norway, 5.75% - 6.75%, 11/30/04 - 1/15/07 ....................       Norway         34,130,000 NOK      5,286,005
       U.S. Treasury Bill, 1.895%, 2/24/05 .....................................   United States       3,000,000          2,977,029
                                                                                                                     --------------
       TOTAL GOVERNMENT AGENCIES (COST $119,559,227) ...........................                                        121,719,000
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
        (COST $981,367,710) ....................................................                                      1,221,643,579
                                                                                                                     --------------
       REPURCHASE AGREEMENTS (COST $19,400,000) 1.6%
    (f)Merrill Lynch & Co. Inc., 1.80%, 10/01/04, (Maturity Value
       $19,400,970) Collateralized by U.S. Government
         Agency Securities .....................................................   United States      19,400,000         19,400,000
                                                                                                                     --------------

       TOTAL INVESTMENTS (COST $1,000,767,710) 99.4% ...........................                                      1,241,043,579
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.7)%. ................                                         (8,430,516)
       OTHER ASSETS, LESS LIABILITIES 1.3% .....................................                                         16,419,366
                                                                                                                     --------------
       NET ASSETS 100.0% .......................................................                                     $1,249,032,429
                                                                                                                     ==============

CURRENCY ABBREVIATIONS:  | EUR - Euro | GBP - British Pound
                         | NOK - Norwegian Krone

(a)  Non-income producing.

(b) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  See Note 2 regarding restricted securities.

(d) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f) At September 30, 2004, all repurchase agreements had been entered into on that date.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

FRANKLIN MUTUAL SERIES FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
           MUTUAL EUROPEN FUND                                                        COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS 89.8%
           CAPITAL MARKETS 5.3%
    (a),(b)A.B. Watley Group Inc. ..............................................   United States           128,365   $       20,538
           Aareal Bank AG ......................................................      Germany               42,000        1,188,359
        (a)Conseco Inc. ........................................................   United States           567,475       10,021,609
        (a)DT Beteiligungs AG ..................................................      Germany              106,371        1,346,753
           Irish Life & Permanent PLC ..........................................   Irish Republic          438,900        7,096,201
        (a)KKR Financial Corp., 144A ...........................................   United States           764,800        7,839,200
    (a),(b)Leucadia National Corp. .............................................   United States            87,450        4,706,340
                                                                                                                     --------------
                                                                                                                         32,219,000
                                                                                                                     --------------
           COMMERCIAL BANKS 23.8%
           Allied Irish Banks PLC ..............................................   Irish Republic        1,106,400       18,466,374
           Anglo Irish Bank Corp. PLC ..........................................   Irish Republic          451,240        8,350,788
           Bank of Ireland .....................................................   Irish Republic          895,572       12,243,178
           BNP Paribas SA ......................................................       France              177,600       11,485,853
    (a),(b)Centennial Bank Holdings Inc ........................................   United States           946,861        9,942,041
    (a),(b)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .....................       Japan             1,856,744          928,387
           City National Corp. .................................................   United States            90,253        5,861,932
           Commercial Cap Bancorp Inc. .........................................   United States             1,673           37,956
           Danske Bank .........................................................      Denmark              431,100       11,347,202
    (a),(b)Elephant Capital Holdings Ltd .......................................       Japan                 2,090        2,779,673
           First Community Bancorp .............................................   United States           327,160       13,413,560
           Hanmi Financial Corp ................................................   United States           458,884       13,858,297
           Kansai Urban Banking Corp. ..........................................       Japan                77,056          130,894
    (a),(b)Nippon Investment LLC ...............................................       Japan               797,000               --
           PNC Financial Services Group ........................................   United States            88,400        4,782,440
           Prosperity Bancshares Inc. ..........................................   United States           152,837        4,083,805
(a),(b),(c)State National Bancshares Inc. ......................................   United States           507,936       14,222,208
           Taylor Capital Group Inc. ...........................................   United States           136,456        3,274,944
        (a)Texas Capital Bancshares Inc. .......................................   United States           282,000        5,118,300
           Unionbancal Corp. ...................................................   United States            90,000        5,328,900
                                                                                                                     --------------
                                                                                                                        145,656,732
                                                                                                                     --------------
           COMMERCIAL SERVICES & SUPPLIES .9%
        (a)Integrated Alarm Services ...........................................   United States         1,277,700        5,251,347
                                                                                                                     --------------
           CONSUMER FINANCE 1.5%
        (d)Comdisco, Contingent Equity Distribution ............................   United States         4,645,036               --
           MCG Capital Corp. ...................................................   United States           505,900        8,782,424
        (a)Union Acceptance Corp., A ...........................................   United States         1,198,600          122,856
                                                                                                                     --------------
                                                                                                                          8,905,280
                                                                                                                     --------------
           DIVERSIFIED FINANCIAL SERVICES 3.7%
           Deutsche Bourse AG ..................................................      Germany              185,436        9,391,150
           Euronext ............................................................    Netherlands            472,200       13,454,514
                                                                                                                     --------------
                                                                                                                         22,845,664
                                                                                                                     --------------
           INSURANCE 22.8%
        (a)Berkshire Hathaway Inc., A ..........................................   United States               113        9,791,450
        (a)Berkshire Hathaway Inc., B ..........................................   United States               134          384,714
        (a)Catlin Group ........................................................   United Kingdom        1,420,900        8,921,499
           Hartford Financial Services Group Inc. ..............................   United States           138,000        8,546,340
    (a),(b)Imagine Group Holdings Ltd. .........................................      Bermuda              551,589        5,649,115



48 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL FINANCIAL SERVICES FUND                                                 COUNTRY       SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       INSURANCE (CONT.)
       IPC Holdings Ltd. .......................................................      Bermuda              162,800   $    6,188,028
    (a)Meadowbrook Insurance Group Inc. ........................................   United States         1,365,900        6,651,933
       Montpelier Re Holdings Ltd. .............................................      Bermuda              180,275        6,612,487
       Nationwide Financial Services Inc., A ...................................   United States           171,400        6,017,854
(a),(b)Occum Acquisition Corp. .................................................   United States           117,300       11,730,000
       Old Republic International Corp. ........................................   United States           586,300       14,675,089
(a),(b)Olympus Re Holdings Ltd. ................................................      Bermuda                7,480        1,282,521
       Prudential Financial Inc. ...............................................   United States           130,200        6,124,608
       Safety Insurance Group Inc ..............................................   United States           387,100        8,605,233
       St. Paul Travelers Cos. Inc. ............................................   United States           231,536        7,654,580
    (a)United National Group Ltd. ..............................................   United States           483,240        7,016,645
    (b)White Mountains Insurance Group Inc. ....................................   United States            14,148        7,069,756
       White Mountains Insurance Group Inc. ....................................   United States            24,600       12,939,600
       Willis Group Holdings Ltd. ..............................................   United States            84,500        3,160,300
                                                                                                                     --------------
                                                                                                                        139,021,752
                                                                                                                     --------------
       REAL ESTATE 19.5%
       American Financial Realty Trust .........................................   United States           255,800        3,609,338
    (b)Bimini Mortgage Management Inc. .........................................   United States           599,667        8,978,214
    (a)Bimini Mortgage Management Inc., A ......................................   United States           150,000        2,364,000
       Capital Lease Funding Inc. ..............................................   United States           585,000        6,458,400
    (c)Falcon Financial Investment Trust .......................................   United States         1,086,100        8,786,549
       Friedman Billings Ramsey Group Inc., A ..................................   United States           347,600        6,639,160
       Government Properties Trust Inc. ........................................   United States           417,800        3,969,100
    (a)Homebanc Corp ...........................................................   United States           956,293        8,606,637
       iStar Financial Inc. ....................................................   United States           278,100       11,466,063
    (a)JER Investors Trust, 144A ...............................................   United States           298,400        4,476,000
       Luminent Mortgage Capital Inc. ..........................................   United States           570,800        7,237,744
    (a)Medical Properties Trust ................................................   United States           676,500        6,765,000
    (a)Mortgageit Holdings Inc. ................................................   United States           531,200        7,675,840
       New Century Financial Corp. .............................................   United States           125,000        7,250,000
    (a)New York Mortgage Trust Inc .............................................   United States           744,440        6,960,514
    (a)Saxon Capital Inc. ......................................................   United States           844,100       18,148,150
                                                                                                                     --------------
                                                                                                                        119,390,709
                                                                                                                     --------------
       THRIFTS & MORTGAGE FINANCE 12.3%
       Astoria Financial Corp. .................................................   United States           201,500        7,151,235
       Bank Mutual Corp. .......................................................   United States           889,200       10,670,400
       Brookline Bancorp Inc. ..................................................   United States           340,000        5,327,800
       Fieldstone Investment Corp. .............................................   United States           509,700        8,664,900
       First Niagara Financial Group Inc. ......................................   United States           458,553        6,135,439
    (a)Franklin Bank Corp., A, 144A ............................................   United States           300,000        5,115,000
    (a)Franklin Bank Corp., Houston ............................................   United States            10,100          172,205
       Golden West Financial Corp. .............................................   United States            33,400        3,705,730
       Hudson City Bancorp Inc. ................................................   United States           236,798        8,463,161
       Sovereign Bancorp Inc. ..................................................   United States           898,800       19,611,816
(a),(b)Sterling Financial Corp .................................................   United States            11,050          389,384
                                                                                                                     --------------
                                                                                                                         75,407,070
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $427,481,710) .................................                                        548,697,554
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 49

FRANKLIN MUTUAL SERIES FUND, INC.

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                                  COUNTRY      SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      PREFERRED STOCKS (COST $7,448,950) 1.2%
      REAL ESTATE 1.2%
      iStar Financial Inc., pfd. ...............................................   United States           297,958   $    7,505,562
                                                                                                                     --------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(e)
                                                                                                 -------------------
       GOVERNMENT AGENCIES (COST $35,924,615) 5.9%
       Federal Home Loan Bank, 1.317% - 2.166%,
       10/01/04 - 9/02/05 ......................................................   United States    $   29,439,000       35,681,716
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $470,855,275) ......                                        591,884,832
       REPURCHASE AGREEMENTS 3.1%
    (f)Merrill Lynch & Co. Inc., 1.65%, 10/01/04 (Maturity Value $6,100,280)
       Collateralized by U.S. Government Agency Securities .....................                         6,100,000        6,100,000
    (f)Merrill Lynch & Co. Inc., 1.80%, 10/01/04 (Maturity Value $12,600,630)
       Collateralized by U.S. Government Agency Securities .....................                        12,600,000       12,600,000

       TOTAL REPURCHASE AGREEMENTS (COST $18,700,000) ..........................                                         18,700,000
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $489,555,275) 96.9% .............................                                        610,584,832
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (.2)% .................                                         (1,306,456)
       OTHER ASSETS, LESS LIABILITIES 3.3% .....................................                                          1,749,489
                                                                                                                     --------------
       NET ASSETS 100.0% .......................................................                                     $  611,027,865
                                                                                                                     ==============

(a)  Non-income producing.

(b)  See Note 2 regarding restricted securities.

(c)  See Note 3 regarding Holdings of 5% Voting Securities.

(d) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e)  The principal amount is stated in U.S. dollars unless other,wise indicated.

(f) At September 30, 2004, all repurchase agreements had been entered into on that date.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Mutual Series Fund, Inc. (the Series Funds) are registered under the Investment Company Act of 1940 as an open-end investment company, consisting of 6 series (the Funds).

1. INCOME TAXES

At September 30, 2004 the net unrealized appreciation (depreciation) based on the cost of investments and securities sold short for income tax purposes was as follows:

                                                 --------------------------------------------------------
                                                  MUTUAL SHARES      MUTUAL QUALIFIED     MUTUAL BEACON
                                                       FUND                FUND                FUND
                                                 --------------------------------------------------------
Cost of investments ..........................   $  8,789,136,342    $  3,063,794,493    $  3,984,817,046
                                                 ========================================================
Unrealized appreciation ......................   $  2,438,498,241    $  1,107,384,850    $  1,362,949,318
Unrealized depreciation.......................       (221,809,400)       (111,321,311)       (107,184,637)
                                                 --------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $  2,216,688,841    $    996,063,539    $  1,255,764,681
                                                 ========================================================

                                                 --------------------------------------------------------
                                                 MUTUAL DISCOVERY    MUTUAL EUROPEAN     MUTUAL FINANCIAL
                                                       FUND                FUND           SERVICES FUND
                                                 --------------------------------------------------------
Cost of investments ..........................   $  3,994,134,214    $  1,008,889,871    $    489,954,920
                                                 ========================================================
Unrealized appreciation ......................   $  1,200,052,425    $    250,210,363   $     136,340,421
Unrealized depreciation ......................       (124,910,270)        (18,056,655)        (15,710,509)
                                                 --------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $  1,075,142,155    $    232,153,708    $    120,629,912
                                                 ========================================================


                                        Quarterly Statements of Investments | 51

FRANKLIN MUTUAL SERIES FUND, INC.

2. RESTRICTED SECURITIES

At September 30, 2004, the following funds held investments in restricted and illiquid securities, as follows:

----------------------------------------------------------------------------------------------------------------------------
     SHARES/                                                                    ACQUISITION
     WARRANTS     ISSUER                                                            DATE         COST              VALUE
----------------------------------------------------------------------------------------------------------------------------
     MUTUAL SHARES FUND
        763,805   AboveNet Inc ..........................................         10/02/01   $   38,038,396   $   18,303,365
    106,869,000   AboveNet Inc., Contingent Distribution ................         10/02/01               --               --
         25,659   AboveNet Inc., wts., 9/08/08 ..........................         10/02/01        3,196,155           73,898
         30,186   AboveNet Inc., wts., 9/08/10 ..........................         10/02/01        3,430,956           66,409
        682,874   Ace Aviation Holdings Inc .............................          9/23/04       11,478,669       13,399,240
     21,748,280   Cerberus NCB Acquisition LP Ltd., wts.,
                  8/29/13 ........ ......................................          9/30/04               --       10,874,140
         25,721   Elephant Capital Holdings Ltd .........................          8/29/03       25,728,875       34,208,563
      4,423,071   Florida East Coast Industries Inc .....................         10/03/75      108,943,491      157,782,000
      1,929,706   Hollinger International Inc ...........................          3/18/04       33,270,966       30,028,162
      6,143,191   International Steel Group .............................          4/10/02       29,676,250      186,322,983
              3   Lancer Industries Inc., B .............................          8/11/89               --        2,440,923
      1,551,229   Leucadia National Corp ................................         12/20/02       54,680,822       83,483,267
     18,938,000   Nippon Investment LLC .................................          2/14/01        3,496,155               --
        202,380   Olympus Re Holdings Ltd ...............................         12/19/01       20,238,000       34,700,075
        147,977   Security Capital European Realty ......................          4/08/98        3,708,568        1,086,151
        265,658   White Mountains Insurance Group Inc ...................         10/22/02       78,369,110      132,749,303
                                                                                                              --------------
                  TOTAL RESTRICTED SECURITIES (6.37% OF NET ASSETS) .......................................   $  705,518,479
                                                                                                              ==============
     MUTUAL QUALIFIED FUND
        128,325   A.B. Watley Group Inc .................................          4/02/01   $      407,333   $       20,532
        365,293   AboveNet Inc ..........................................         10/02/01       16,953,496        8,753,662
     50,430,000   AboveNet Inc., Contingent Distribution ................         10/02/01        1,292,063               --
         11,991   AboveNet Inc., wts., 9/08/08 ..........................         10/02/01        1,490,986           34,534
         14,107   AboveNet Inc., wts., 9/08/10 ..........................         10/02/01        1,600,719           31,035
        264,698   Ace Aviation Holdings Inc .............................          9/23/04        4,449,402        5,193,860
      1,735,639   Centennial Bank Holdings Inc ..........................          7/14/04       17,356,390       18,224,209
      9,375,044   Cerberus NCB Acquisition LP Ltd., wts.,
                  8/29/13 ........ ......................................          9/30/04               --        4,687,522
         11,087   Elephant Capital Holdings Ltd .........................          8/29/03       11,090,126       14,745,195
      1,497,000   Florida East Coast Industries Inc .....................         11/16/87       31,051,609       53,401,732
        767,234   Hollinger International Inc ...........................          3/18/04       13,228,320       11,938,928
      2,814,856   Imagine Group Holdings Ltd ............................          8/31/04       28,828,348       28,828,432
      2,855,428   International Steel Group .............................          4/10/02       13,796,250       86,605,131
              4   Lancer Industries Inc., B .............................          8/11/89               --        2,871,815
        691,640   Leucadia National Corp ................................         12/20/02       24,380,310       37,222,336
      9,112,000   Nippon Investment LLC .................................          2/14/01        1,683,527               --
        394,800   Occum Acquisition Corp ................................          7/27/04       39,480,000       39,480,000
         97,300   Olympus Re Holdings Ltd ...............................         12/19/01        9,730,000       16,683,058
         91,684   Security Capital European Realty ......................          4/08/98        2,297,772          672,961
      1,375,000   State National Bancshares Inc .........................          8/09/00       22,000,000       38,500,000
        126,940   White Mountains Insurance Group Inc ...................         10/22/02       37,447,300       63,431,918
                                                                                                              --------------
                  TOTAL RESTRICTED SECURITIES (10.5% OF NET ASSETS) .......................................   $  431,326,861
                                                                                                              ==============


52| Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

2. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
     SHARES/                                                                    ACQUISITION
     WARRANTS     ISSUER                                                            DATE          COST             VALUE
----------------------------------------------------------------------------------------------------------------------------
     MUTUAL BEACON FUND
        439,477   AboveNet, Inc .........................................         10/01/03   $   20,497,153   $   10,531,363
         14,770   AboveNet Inc., wts., 9/08/08 ..........................         10/02/03        1,836,931           42,538
         17,376   AboveNet Inc., wts., 9/08/10 ..........................         10/02/03        1,972,095           38,227
     61,502,000   AboveNet Inc., Contingent Distribution ................         10/02/01               --               --
         55,044   Ace Aviation Holding Inc ..............................          9/23/04          925,254        1,080,064
     11,820,937   Cerberus Ncb Acquisition Lp Ltd., wts.,
                  8/29/13 ...............................................          9/30/04               --        5,910,469
         13,981   FE Captial Holdings Ltd ...............................          8/29/03       13,985,422       18,594,719
      1,967,636   Florida East Coast Industries Inc .....................          7/15/04       46,735,956       70,190,495
        985,458   Hollinger International Inc ...........................          3/18/04       16,989,634       15,334,712
      3,546,660   International Steel Group .............................          4/25/03       17,173,750      107,570,198
              1   Lancer Industries Inc., B .............................          8/11/89                -          287,261
        865,040   Leucadia National Corp ................................         12/20/02       30,492,660       46,554,290
     10,862,000   Nippon Investment LLC .................................          2/14/01        2,006,472               --
        511,600   Occum Acquisition Corp ................................          7/27/04       51,160,000       51,160,000
        106,700   Olympus Re Holdings Ltd ...............................         12/19/01       10,670,000       18,294,782
         48,890   PMG, LLC ..............................................          3/22/04        3,422,311        3,520,092
        105,436   Security Capital European Realty ......................         11/08/99        2,642,449          773,900
        139,203   White Mountains Insurance Group Inc. ..................         10/22/02       41,064,885       69,559,739
                                                                                                              --------------
                  TOTAL RESTRICTED SECURITIES (8.0% OF NET ASSETS) ........................................   $  419,442,849
                                                                                                              ==============
     MUTUAL DISCOVERY FUND
        128,355   A.B. Watley Group Inc .................................          4/02/01   $      407,498   $       20,537
        332,512   AboveNet Inc ..........................................         10/02/01       12,360,372        7,968,118
         11,105   AboveNet Inc., wts., 9/08/08 ..........................         10/02/01        2,996,543           31,982
         13,066   AboveNet Inc., wts., 9/08/10 ..........................         10/02/01        2,989,183           28,745
     46,367,000   AboveNet Inc., Contingent Distribution ................         10/02/01               --               --
        311,000   Ace Aviation ..........................................         10/20/04        5,227,708        6,102,390
      9,799,350   Cerberus NCB Acquisition LP Ltd., wts.,
                  8/29/13 ...............................................          9/30/04               --        4,899,675
         11,589   FE Capital Holdings Ltd ...............................          8/29/03       11,592,327       15,412,910
      2,247,600   Florida East Coast Industries Inc .....................         12/29/95       67,070,841       80,177,511
      8,758,216   Hancock LLC ...........................................          3/06/97       13,458,320          500,007
        880,440   Hollinger International Inc ...........................          3/18/04       15,179,634       13,700,527
      4,551,501   Imagine Group Holdings Ltd ............................          8/31/04       46,614,197       46,614,334
      2,689,230   International Steel Group .............................          4/10/02       12,990,000       81,564,346
        684,780   Leucadia National Corp ................................         12/20/02       24,138,495       36,853,148
      8,656,000   Nippon Investment LLC .................................          2/14/01        1,600,041               --
         47,160   Olympus Re Holdings Ltd ...............................         12/19/01        4,716,000        8,086,054
         77,014   Security Capital European Realty ......................          4/08/98        1,930,137          565,283
            170   Torre Mayor Investments, LP ...........................         10/28/02       17,000,000       11,050,000
         61,515   White Mountains Insurance Group Inc ...................         10/22/02       18,146,925       30,739,046
                                                                                                              --------------
                  TOTAL RESTRICTED SECURITIES (6.76% OF NET ASSETS) .......................................   $  344,314,612
                                                                                                              ==============


                                        Quarterly Statements of Investments | 53

FRANKLIN MUTUAL SERIES FUND, INC.

2. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
     SHARES/                                                                    ACQUISITION
     WARRANTS     ISSUER                                                           DATE          COST             VALUE
----------------------------------------------------------------------------------------------------------------------------
     MUTUAL EUROPEAN FUND
         83,713   AboveNet Inc ..........................................          10/2/01   $    4,201,538   $    2,006,048
     11,722,000   AboveNet Inc., Contingent Distribution ................          10/2/01               --               --
          2,816   AboveNet Inc., wts., 9/08/08 ..........................          10/2/01          348,479            8,110
          3,313   AboveNet Inc., wts., 9/08/10 ..........................          10/2/01          373,672            7,289
        215,694   Hollinger International Inc ...........................          3/18/04        3,718,263        3,356,414
         16,080   Olympus Re Holdings Ltd ...............................         12/19/01        1,608,000        2,757,077
         27,506   Security Capital European Realty ......................           4/8/98          689,328          201,894
         20,972   White Mountains Insurance Group Inc ...................         10/22/02        6,186,740       10,479,708
                                                                                                              --------------
                  TOTAL RESTRICTED SECURITIES (1.51% OF NET ASSETS) .......................................   $   18,816,540
                                                                                                              ==============
     MUTUAL FINANCIAL SERVICES FUND
        128,365   A.B. Watley Group Inc .................................           4/2/01   $      407,560   $       20,538
        599,667   Bimini Mortgage Management Inc ........................         12/15/03        8,995,005        8,978,214
        946,861   Centennial Bank Holdings Inc ..........................          7/14/04        9,468,610        9,942,041
      1,856,744   Cerberus NCB Acquisition LP Ltd., wts.,
                  8/29/13 ...............................................          9/30/04               --          928,387
          2,090   Elephant Capital Holdings Ltd .........................          8/29/03        2,021,333        2,779,673
        551,589   Imagine Group Holdings Ltd ............................          8/31/04        5,649,099        5,649,115
         87,450   Leucadia National Corp ................................         12/20/02        3,082,613        4,706,340
        797,000   Nippon Investment LLC .................................          2/14/01          145,749               --
        117,300   Occum Acquisition Corp ................................          7/27/04       11,730,000       11,730,000
          7,480   Olympus Re Holdings Ltd ...............................         12/19/01          748,000        1,282,521
        507,936   State National Bancshares Inc .........................           6/8/98        7,333,326       14,222,208
         11,050   Sterling Financial Corp ...............................           2/6/98          127,268          389,384
         14,148   White Mountains Insurance Group Inc ...................         10/22/02        4,173,660        7,069,756
                                                                                                              --------------
                  TOTAL RESTRICTED SECURITIES (11.08% OF NET ASSETS) ......................................   $   67,698,177
                                                                                                              ==============


54 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at September 30, 2004, were as shown below.

----------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF                                           NUMBER OF
                                                             SHARES HELD          GROSS            GROSS         SHARES HELD
     NAME OF ISSUER                                            12/31/03         ADDITIONS        REDUCTIONS        9/30/04
----------------------------------------------------------------------------------------------------------------------------
     MUTUAL SHARES FUND
  (a)CONTROLLED AFFILIATES
  (b)Nippon Investment LLC ...........................         18,938,000               --               --       18,938,000

     TOTAL CONTROLLED AFFILIATES ...........................................................................................

     NON CONTROLLED AFFILIATES
  (c)AboveNet Inc ....................................            141,884          621,921               --          763,805
  (c)AboveNet Inc., wts., 9/08/08 ....................                 --           25,659               --           25,659
  (c)AboveNet Inc., wts., 9/08/10 ....................                 --           30,186               --           30,186
  (c)AboveNet Inc., Contingent
      Distribution ...................................                 --      106,869,000               --      106,869,000
     Alexander's Inc .................................            326,675               --               --          326,675
     City Investing Company
       Liquidating Trust .............................          4,373,476               --               --        4,373,476
     Decision One Corp ...............................            457,492               --               --          457,492
     Decision One Corp., Term Loan ...................         13,862,298               --          (86,424)      13,775,874
     Elephant Capital Holdings .......................             25,401              320               --           25,721
     Federal Signal Corp .............................                 --        2,703,700               --        2,703,700
     FHC Delaware Inc ................................            784,457               --               --          784,457
     Florida East Coast Industries Inc ...............          2,472,271        1,950,800               --        4,423,071
     International Steel Group .......................          6,143,191               --               --        6,143,191
  (c)Kindred Healthcare Inc ..........................          1,190,483        1,190,483               --        2,380,966
  (c)Kindred Healthcare Inc., Jul. 23.75
       Calls, 7/11/11 ................................              1,928            3,820               --            5,748
  (c)Kindred Healthcare Inc., Jan. 26.00
       Calls, 1/01/12 ................................                289              867               --            1,156
  (c)Kindred Healthcare Inc., Jan. 9.07
       Calls, 1/01/13 ................................                 --              578               --              578
  (c)Kindred Healthcare Inc., wts Series A,
       4/20/06 .......................................            211,977               --               --          211,977
  (c)Kindred Healthcare Inc., wts Series B,
       4/20/06 .......................................            529,943               --               --          529,943
     Lancer Industries Inc., B .......................                  3               --               --                3
     MBOP Liquidating Trust ..........................            574,712               --               --          574,712
     Opti Canada .....................................                 --        9,695,676               --        9,695,676
     Southwest Royalties Inc., A .....................            123,013               --         (123,013)              --
     White Mountains Insurance Group Inc .............            472,190            6,300               --          478,490
     White Mountains Insurance Group Inc.
       (Restricted) ..................................            265,658               --               --          265,658

     TOTAL NON-CONTROLLED AFFILIATES .......................................................................................

     TOTAL CONTROLLED AND NON-CONTROLLED AFFILIATES ........................................................................

-----------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT        CAPITAL
                                                                                INCOME         GAINS/LOSS
                                                               VALUE           1/01/04-         1/01/04-
     NAME OF ISSUER                                           9/30/04           9/30/04         9/30/04
-----------------------------------------------------------------------------------------------------------
     MUTUAL SHARES FUND
  (a)CONTROLLED AFFILIATES
  (b)Nippon Investment LLC ...........................    $            --    $          --   $    8,428,081
                                                          -------------------------------------------------
     TOTAL CONTROLLED AFFILIATES .....................    $            --    $          --   $    8,428,081
                                                          =================================================
     NON CONTROLLED AFFILIATES
  (c)AboveNet Inc ....................................    $    18,303,365    $          --   $           --
  (c)AboveNet Inc., wts., 9/08/08 ....................          73,898.00               --               --
  (c)AboveNet Inc., wts., 9/08/10 ....................             66,409               --               --
  (c)AboveNet Inc., Contingent
      Distribution ...................................                 --               --               --
     Alexander's Inc .................................         65,040,993               --               --
     City Investing Company
       Liquidating Trust .............................          8,572,013               --               --
     Decision One Corp ...............................                 --               --               --
     Decision One Corp., Term Loan ...................          3,443,969               --            7,733
     Elephant Capital Holdings .......................         34,208,563               --               --
     Federal Signal Corp .............................         50,234,746        4,652,700               --
     FHC Delaware Inc ................................          6,173,677               --               --
     Florida East Coast Industries Inc ...............        157,782,000          442,307               --
     International Steel Group .......................        186,322,983               --               --
  (c)Kindred Healthcare Inc ..........................         55,190,792               --               --
  (c)Kindred Healthcare Inc., Jul. 23.75
       Calls, 7/11/11 ................................              3,736               --               --
  (c)Kindred Healthcare Inc., Jan. 26.00
       Calls, 1/01/12 ................................                 --               --               --
  (c)Kindred Healthcare Inc., Jan. 9.07
       Calls, 1/01/13 ................................              8,858               --               --
  (c)Kindred Healthcare Inc., wts Series A,
       4/20/06 .......................................          4,077,908               --               --
  (c)Kindred Healthcare Inc., wts Series B,
       4/20/06 .......................................          9,162,714               --               --
     Lancer Industries Inc., B .......................          2,440,923               --               --
     MBOP Liquidating Trust ..........................              1,437               --               --
     Opti Canada .....................................        146,048,158               --               --
     Southwest Royalties Inc., A .....................                   (d)            --       (1,845,190)
     White Mountains Insurance Group Inc .............        251,685,740          472,190               --
     White Mountains Insurance Group Inc.
       (Restricted) ..................................        132,749,303          265,658               --
     TOTAL NON-CONTROLLED AFFILIATES .................    $ 1,131,592,185    $   5,832,855   $   (1,837,457)
                                                          =================================================
     TOTAL CONTROLLED AND NON-CONTROLLED AFFILIATES ..    $ 1,131,592,185    $   5,832,855   $    6,590,624
                                                          =================================================


                                        Quarterly Statements of Investments | 55

FRANKLIN MUTUAL SERIES FUND, INC.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF                                            NUMBER OF
                                                           SHARES HELD          GROSS           GROSS           SHARES HELD
     NAME OF ISSUER                                         12/31/03          ADDITIONS       REDUCTIONS          9/30/04
----------------------------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND
     NON CONTROLLED AFFILIATES
     Centennial Bank Holdings Inc ....................                 --        1,735,639               --        1,735,639
     Elephant Capital Holdings Ltd ...................             10,949           11,225          (11,087)          11,087
     FHC Delaware Inc ................................            452,571               --               --          452,571
     Generale De Sante ...............................            844,641        1,139,472               --        1,984,113
     Imagine Group Holdings Ltd ......................                 --        2,814,856               --        2,814,856
     ITLA Capital Corp ...............................            466,396               --          (19,600)         446,796
     KKR Financial Corp., 144A .......................                 --        5,163,200               --        5,163,200
     Lancer Industries Inc., B .......................                  4               --               --                4
     MBOP Liquidating Trust ..........................            412,418               --               --          412,418
     Nippon Investment LLC ...........................          9,112,000               --               --        9,112,000
     Saxon Capital Inc ...............................                 --        2,663,585               --        2,663,585
     Southwest Royalties Inc., A .....................             58,923               --          (58,923)              --
     State National Bancshares Inc ...................          1,375,000               --               --        1,375,000
     Union Acceptance Corp., A .......................          3,595,994               --               --        3,595,994

     TOTAL AFFILIATED SECURITIES (6.6% OF NET ASSETS) ......................................................................

     MUTUAL BEACON FUND
     NON CONTROLLED AFFILIATES
     Farmer Brothers .................................             93,236          940,660               --        1,033,896
     FE Capital Holdings Ltd .........................             13,807           14,155          (13,981)          13,981
     FHC Delaware Inc ................................            507,977               --               --          507,977
     Nippon Investment, LLC ..........................         10,862,000       10,862,000      (10,862,000)      10,862,000
     TOTAL NON CONTROLLED AFFILIATES .......................................................................................
     MUTUAL DISCOVERY FUND
     CONTROLLED AFFILIATES(a)
     Hancock LLC .....................................          8,758,216               --               --        8,758,216

     TOTAL CONTROLLED AFFILIATES ...........................................................................................

     NON CONTROLLED AFFILIATES
     Farmer Bros. Co .................................             81,152          823,485               --          904,637
     FE Capital Holdings Ltd .........................             11,445              144               --           11,589
     Imagine Group Holdings Limited ..................                 --        4,551,501               --        4,551,501
     Nippon Investment, LLC ..........................          8,656,000               --               --        8,656,000
     Potlatch Corp ...................................          1,111,450          501,100               --        1,612,550
     Torre Mayor Investments, LP .....................                170               --               --              170
     TOTAL NON CONTROLLED AFFILIATES .......................................................................................

     TOTAL CONTROLLED & NON CONTROLLED AFFILIATES ..........................................................................

-----------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT        CAPITAL
                                                                                INCOME         GAINS/LOSS
                                                               VALUE           1/01/04-         1/01/04-
     NAME OF ISSUER                                           9/30/04           9/30/04         9/30/04
-----------------------------------------------------------------------------------------------------------
     MUTUAL QUALIFIED FUND
     NON CONTROLLED AFFILIATES
     Centennial Bank Holdings Inc ....................    $    18,224,209    $          --   $           --
     Elephant Capital Holdings Ltd ...................         14,745,195               --               --
     FHC Delaware Inc ................................          3,561,734               --               --
     Generale De Sante ...............................         31,092,375          445,532               --
     Imagine Group Holdings Ltd ......................         28,828,432               --               --
     ITLA Capital Corp ...............................         20,641,975               --          728,192
     KKR Financial Corp., 144A .......................         52,922,800               --               --
     Lancer Industries Inc., B .......................          2,871,815               --               --
     MBOP Liquidating Trust ..........................              1,031               --               --
     Nippon Investment LLC ...........................                 --               --               --
     Saxon Capital Inc ...............................         57,267,077               --               --
     Southwest Royalties Inc., A .....................                 --(d)            --          883,852
     State National Bancshares Inc ...................         38,500,000               --               --
     Union Acceptance Corp., A .......................            368,589               --               --
                                                          -------------------------------------------------
     TOTAL AFFILIATED SECURITIES (6.6% OF NET ASSETS)     $   269,025,232    $     445,532   $    1,612,044
                                                          =================================================
     MUTUAL BEACON FUND
     NON CONTROLLED AFFILIATES
     Farmer Brothers .................................    $    27,636,040    $     271,126   $           --
     FE Capital Holdings Ltd .........................         18,594,719            4,430      (13,980,992)
     FHC Delaware Inc ................................          3,997,779               --               --
     Nippon Investment, LLC ..........................                 --         (128,113)       2,134,585
                                                          -------------------------------------------------
     TOTAL NON CONTROLLED AFFILIATES .................    $    50,228,538    $     147,443   $  (11,846,407)
                                                          =================================================
     MUTUAL DISCOVERY FUND
     CONTROLLED AFFILIATES(a)
     Hancock LLC .....................................    $       500,007    $          --   $           --
                                                          -------------------------------------------------
     TOTAL CONTROLLED AFFILIATES .....................    $       500,007    $          --   $           --
                                                          =================================================
     NON CONTROLLED AFFILIATES
     Farmer Bros. Co .................................    $    24,180,947    $     236,063   $           --
     FE Capital Holdings Ltd .........................         15,412,910               --               --
     Imagine Group Holdings Limited ..................         46,614,334               --               --
     Nippon Investment, LLC ..........................                 --               --               --
     Potlatch Corp ...................................         75,483,466          516,953               --
     Torre Mayor Investments, LP .....................         11,050,000               --               --
     TOTAL NON CONTROLLED AFFILIATES .................    $   172,741,656    $     753,016   $           --
                                                          =================================================
     TOTAL CONTROLLED & NON CONTROLLED AFFILIATES ....    $   173,241,663    $     753,016   $           --
                                                          =================================================


56 | Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUND, INC.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF                                         NUMBER OF
                                                             SHARES HELD         GROSS            GROSS        SHARES HELD
     NAME OF ISSUER                                           12/31/03         ADDITIONS       REDUCTIONS        9/30/04
----------------------------------------------------------------------------------------------------------------------------
     MUTUAL FINANCIAL SERVICES FUND
     Meadowbrook Insurance Group Inc .................          1,954,000               --          588,100        1,365,900
     Bimini Mortgage Management Inc ..................            433,000          166,667               --          599,667
     Falcon Financial Investment .....................            894,000          192,100               --        1,086,100
     Oxford Finance Corp .............................            500,000               --          500,000               --
     State National Bancshares Inc                                507,936               --               --          507,936
     TOTAL AFFILIATED SECURITIES (3.77% OF NET ASSETS) .....................................................................

-----------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT        CAPITAL
                                                                                 INCOME         GAINS/LOSS
                                                                VALUE           1/01/04-         1/01/04-
     NAME OF ISSUER                                            9/30/04          9/30/04          9/30/04
-----------------------------------------------------------------------------------------------------------
     MUTUAL FINANCIAL SERVICES FUND
     Meadowbrook Insurance Group Inc .................    $            --(d) $          --   $    1,271,722
     Bimini Mortgage Management Inc ..................                 --(d)       545,697               --
     Falcon Financial Investment .....................          8,786,549               --               --
     Oxford Finance Corp .............................                 --(d)            --         (200,000)
     State National Bancshares Inc ...................         14,222,208               --               --
                                                          -------------------------------------------------
     TOTAL AFFILIATED SECURITIES (3.77% OF NET ASSETS)    $    23,008,757    $     545,697   $    1,071,722
                                                          =================================================

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

(b) Indirectly owns 8.55% outstanding voting shares of Nippon Investment Partners LP.

(c) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvment, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirments of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

(d) As of September 30, 2004, no longer an affiliate.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 57

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30A-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUND INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  November 29, 2004